Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	ON TRACK INNOVATIONS LTD
Entity Central Index Key	0001021604
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	31,759,312
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 9,304	$ 12,517
Short-term investments	8,712	15,952
Trade receivables (net of allowance for doubtful accounts of $233 and $431 as of December 31, 2011 and December 31, 2012, respectively)	7,516	11,328
Other receivables and prepaid expenses	5,349	1,947
Short-term restricted deposit for employees benefit	2,922
Inventories	7,049	8,196
Total current assets	40,852	49,940
Long term restricted deposit for employees benefit	1,099
Severance pay deposits	836	1,473
Property, plant and equipment, net	13,074	13,227
Intangible assets, net	656	609
Goodwill	485	485
Total Assets	57,002	65,734
Current Liabilities
Short-term bank credit and current maturities of long-term bank loans	7,368	6,793
Trade payables	10,696	8,441
Accrued severance pay	3,539
Other current liabilities	10,971	5,315
Total current liabilities	32,574	20,549
Long-Term Liabilities
Long-term bank loans, net of current maturities	2,224	4,026
Accrued severance pay	2,032	4,502
Deferred tax liability	53	65
Total long-term liabilities	4,309	8,593
Total Liabilities	36,883	29,142
Liabilities related to discontinued operation		150
Commitments and Contingencies
Shareholders' Equity
Ordinary shares of NIS 0.1 par value: Authorized - 50,000,000 shares as of December 31, 2011 and December 31, 2012; issued: 32,313,761 and 32,938,011 shares as of December 31, 2011 and December 31, 2012, respectively; outstanding: 31,135,062 and 31,759,312 shares as of December 31, 2011 and December 31, 2012, respectively	820	808
Additional paid-in capital	210,853	209,741
Treasury shares at cost - 1,178,699 shares	(2,000)	(2,000)
Accumulated other comprehensive income (loss)	36	(83)
Accumulated deficit	(189,131)	(171,737)
Shareholder's equity	20,578	36,729
Non-controlling interest	(459)	(287)
Total Equity	20,119	36,442
Total Liabilities and Equity	$ 57,002	$ 65,734

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts	$ 431		$ 233
Ordinary shares, par value		0.1		0.1
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	32,938,011	32,938,011	32,313,761	32,313,761
Ordinary shares, shares outstanding	31,759,312	31,759,312	31,135,062	31,135,062
Treasury stock, shares	1,178,699	1,178,699	1,178,699	1,178,699

Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Sales	$ 34,920	$ 39,200	$ 49,590
Licensing and transaction fees	5,044	12,055	4,037
Total revenues	39,964	51,255	53,627
Cost of revenues
Cost of sales	20,041	24,225	24,748
Cost of licensing and transaction fees		714
Total cost of revenues	20,041	24,939	24,748
Gross profit	19,923	26,316	28,879
Operating expenses
Research and development	8,649	9,163	8,373
Selling and marketing	16,468	13,705	11,643
General and administrative	11,283	9,346	9,479
Amortization of intangible assets	211	507	575
Total operating expenses	36,611	32,721	30,070
Operating loss	(16,688)	(6,405)	(1,191)
Financial expenses, net	(707)	(419)	(1,397)
Loss before taxes on income	(17,395)	(6,824)	(2,588)
Taxes on income	(167)	(269)	(411)
Net loss from continuing operations	(17,562)	(7,093)	(2,999)
Net loss from discontinued operations			(3,292)
Net loss	(17,562)	(7,093)	(6,291)
Net loss attributable to non-controlling interest	168	168	102
Net loss attributable to shareholders	$ (17,394)	$ (6,925)	$ (6,189)
Basic and diluted net loss attributable to shareholders per ordinary share
From continuing operations	$ (0.54)	$ (0.22)	$ (0.12)
From discontinued operations			$ (0.13)
Total basic and diluted net loss attributable to shareholders per ordinary share	$ (0.54)	$ (0.22)	$ (0.25)
Weighted average number of ordinary shares used in computing basic and diluted net loss per ordinary share	32,168,373	31,524,315	24,615,526

Consolidated Statements Of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Loss [Abstract]
Net loss	$ (17,562)	$ (7,093)	$ (6,291)
Foreign currency translation adjustments	171	(438)	(315)
Net unrealized gain (loss) on available-for-sale securities	43	(32)	405
Reclassification adjustment for gain on available-for-sale securities	(99)	(253)	(14)
Total comprehensive loss	(17,447)	(7,816)	(6,215)
Comprehensive loss attributable to the non-controlling interest	172	163	101
Total comprehensive loss attributable to shareholders	$ (17,275)	$ (7,653)	$ (6,114)

Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data, unless otherwise specified	Share Capital [Member]	Additional Paid-In Capital [Member]	Treasury Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 571	$ 187,473		$ 570	$ (158,623)	$ (23)	$ 29,968
Balance, shares at Dec. 31, 2009	23,946,316
Changes during the year
Stock-based compensation related to options and shares issued to employees and others		3,419					3,419
Exercise of options and warrants	39	41					80
Exercise of options and warrants	1,437,694						1,229,694
Payments to acquire treasury shares			(1,136)				(1,136)
Foreign currency translation adjustments				(316)		1	(315)
Change in net unrealized gain on Avalable-for-sale securities				391			391
Net loss					(6,189)	(102)	(6,291)
Balance at Dec. 31, 2010	610	190,933	(1,136)	645	(164,812)	(124)	26,116
Balance, shares at Dec. 31, 2010	25,384,010
Changes during the year
Stock-based compensation related to options and shares issued to employees and others		1,933					1,933
Exercise of options and warrants	22	186					208
Exercise of options and warrants	799,230						799,230
Shares issued in connection with the purchase of business operation	4	358					362
Shares issued in connection with the purchase of business operation, shares	130,521
Adjustment to contingent consideration in connection with the purchase of business operation		(116)					(116)
Issuance of shares, net of issuance expenses of $268	172	16,447					16,619
Issuance of shares, net of issuance expenses of $268, shares	6,000,000
Payments to acquire treasury shares			(864)				(864)
Foreign currency translation adjustments				(443)		5	(438)
Change in net unrealized gain on Avalable-for-sale securities				(285)			(285)
Net loss					(6,925)	(168)	(7,093)
Balance at Dec. 31, 2011	808	209,741	(2,000)	(83)	(171,737)	(287)	36,442
Balance, shares at Dec. 31, 2011	32,313,761
Changes during the year
Stock-based compensation related to options and shares issued to employees and others		951					951
Exercise of options and warrants	12						12
Exercise of options and warrants	624,250						624,250
Warrants issued in connection with the purchase of business operation		147					147
Adjustment to contingent consideration in connection with the purchase of business operation		14					14
Foreign currency translation adjustments				175		(4)	171
Change in net unrealized gain on Avalable-for-sale securities				(56)			(56)
Net loss					(17,394)	(168)	(17,562)
Balance at Dec. 31, 2012	$ 820	$ 210,853	$ (2,000)	$ 36	$ (189,131)	$ (459)	$ 20,119
Balance, shares at Dec. 31, 2012	32,938,011

Consolidated Statements Of Changes In Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Consolidated Statements Of Changes In Equity [Abstract]
Stock issuance costs	$ 268

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net loss from continuing operations	$ (17,562)	$ (7,093)	$ (2,999)
Adjustments required to reconcile net loss to net cash used in continuing operating activities:
Stock-based compensation related to options and shares issued to employees and others	951	1,933	3,419
Loss (gain) on sale of property and equipment	(295)	24	(3)
Amortization of intangible assets	211	507	575
Depreciation	1,537	1,679	1,553
Changes in operating assets and liabilities:
Accrued severance pay, net	1,132	657	111
Accrued interest and linkage differences	(258)	(370)	164
Decrease in deferred tax liability	(12)	(19)	(36)
Linkage differences on receivable from sale of operation		(68)
Decrease (increase) in trade receivables	3,524	(6,392)	1,484
Increase in allowance for doubtful accounts	319	28	29
Decrease (increase) in other receivables and prepaid expenses	(2,692)	(452)	892
Decrease (increase) in inventories	1,224	219	(2,377)
Increase (decrease) in trade payables	1,782	2,159	(2,704)
Increase (decrease) in other current liabilities	5,640	(3,693)	(7,020)
Net cash used in continuing operating activities	(4,499)	(10,881)	(6,912)
Cash flows from investing activities
Acquisition of business operation (Supplement C)	(100)	(400)
Purchase of property and equipment	(1,043)	(1,191)	(2,346)
Payment of contingent consideration in connection with the purchase of a subsidiary			(186)
Purchase of short term investments	(10,403)	(14,697)	(5,230)
Investment in restricted deposit for employees benefit	(3,891)
Proceeds from maturity or sale of short term investments	17,712	7,420	2,013
Proceeds from sale of fixed assets	299	93	20
Net cash provided by (used in) continuing investing activities	2,574	(8,775)	(5,729)
Cash flows from financing activities
Increase (decrease) in short-term bank credit, net	1,700	(1,510)	(311)
Proceeds from long-term bank loans	390	2,814	4,650
Repayment of long-term bank loans	(3,496)	(2,146)	(1,031)
Proceeds from issuance of shares, net of issuance expenses		16,619
Payments to acquire treasury shares		(864)	(1,136)
Proceeds from exercise of options and warrants	12	208	80
Net cash provided by (used in) continuing financing activities	(1,394)	15,121	2,252
Cash flows from discontinued operations
Net cash used in discontinued operating activities	(150)	(539)	(3,305)
Net cash provided by discontinued investing activities		2,404	2,300
Total net cash provided by (used in) discontinued activities	(150)	1,865	(1,005)
Effect of exchange rate changes on cash and cash equivalents	256	(222)	(81)
Decrease in cash and cash equivalents	(3,213)	(2,892)	(11,475)
Cash and cash equivalents at the beginning of the year	12,517	15,409	26,884
Cash and cash equivalents at the end of the year	9,304	12,517	15,409
Supplementary cash flows activities:
Interest paid	329	324	136
Income taxes paid		237	167
Non-cash transactions:
Other liabilities	(14)	116
Receivables related to sale of operation			2,336
Acquisition of business operations:
Working capital surplus	9	(89)
Property and equipment		(15)
Goodwill		(485)
Customer relationships		(102)
Brand		(28)
Technology	(256)	(43)
Total assets acquired and liabilities assumed of the business at date of acquisition	(247)	(762)
Issuance of shares in consideration for the acquisition	147	362
Cash paid for acquisition	$ (100)	$ (400)

General	12 Months Ended
Dec. 31, 2012
General [Abstract]
General

Note 1 - General

A.            Introduction

On Track Innovations Ltd. (the "Company") was founded in 1990 under the laws of the State of Israel. The Company and its subsidiaries (together the "Group") are principally engaged in the field of design, development, manufacture and sale of contactless microprocessor-based smart card systems. In November 2002, the Company's shares began trading on NASDAQ.

As to the Company's major customers, see Note 15.

Certain definitions

$ - United States Dollars

NIS - New Israeli Shekel

B.            Acquisition of subsidiaries and business operations:

1.

In April 2012, the Company completed, through its subsidiary PARX Ltd, the purchase of 100% of the share capital of CPI Communication Ltd. ("CPI"), an Israeli-based company that provides private parking solutions across Israel (hereinafter- "the CPI Transaction").

CPI was purchased in order to expand the Company's product offering, for a purchase price of $247, comprised of $100 in cash and $147 in share based payment, by issuance of 90,361 warrants to purchase the Company's ordinary shares. The 90,361 warrants were issued with a par value exercise price and shell vest in five equal installments over a vesting period of five years.

The acquisition was accounted for as a business combination, using the purchase method of accounting and the Company allocated the purchase price according to the fair value of the tangible and intangible assets acquired and liabilities assumed. Transaction costs were expensed.

As part of the purchase price allocation, the Company recognized a technology intangible asset, at an estimated fair value of $256. The intangible asset will be amortized on a straight line basis, over its estimated useful life, which was determined to be eight years.

2.

On January 4, 2011 PARX Ltd., the Company's subsidiary, entered into an assets acquisition agreement with Ganis Systems Ltd. ("Ganis") for the acquisition of assets and intellectual property (IP). In consideration for this acquisition, the Company paid Ganis $400 in cash and issued to it 130,521 ordinary shares of the Company. The ordinary shares will be subject to lock-up, where 26,760 ordinary shares will be free from lock up seven months after the closing date and additional amounts of 34,587 ordinary shares will be released from lock-up 12, 18 and 24 months after the closing date. If the aggregate value of the shares when released from their lock-up is below a certain amount, the Company was to compensate Ganis. As of December 31, 2012 the Company recorded a liability in the amount of $116 for this matter.  In addition, under an earn-out agreement, Ganis may be entitled to certain earn-out payments of up to an additional $450 over the next three years, based on reaching certain success criteria determined by the companies. Under the terms of the agreement, the chairman of board of the Company (or the board) will be granted an irrevocable proxy to vote the shares that are issued as part of the transaction.

The acquisition was accounted for as a business combination, using the purchase method of accounting and the Company allocated the purchase price according to the fair value of the tangible and intangible assets acquired and liabilities assumed. Transaction costs were expensed.

In connection with the acquisition, the Company recognized three intangible assets: (1) customer relationships, estimated fair value of $102, with an estimated useful life of 11 years, (2) technology, estimated fair value of $43 with an estimated useful life of 14 years, and (3) brand, estimated fair value of $28, with an estimated useful life of 12 years. Amortization is computed on a straight line basis over the estimated useful lives of the respective assets. The Company also recognized goodwill in the estimated amount of $485. Amortization of the goodwill is a recognized expense for tax purposes.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Significant Accounting Policies

Note 2 – Significant Accounting Policies

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

The significant accounting policies followed in the preparation of the financial statements, applied on a consistent basis, are as follows:

A.           Financial statements in U.S. dollars

Substantially all of the Company's and certain of its subsidiaries' revenues are in U.S. dollars. A significant portion of purchases of materials and components and most marketing costs are denominated in U.S. dollars. Therefore, both the functional and reporting currencies of the Company and certain of its subsidiaries are the U.S. dollar.

Transactions and balances denominated in U.S. dollars are presented at their original amounts.

For entities with a U.S. dollar functional currency, transactions and balances in other currencies are remeasured into U.S. dollars in accordance with the principles set forth in ASC Topic 830, Foreign Currency Matters, i.e. at the date the transaction is recognized, each asset, liability, or instance of revenue, expense, gain, or loss arising from the transaction is measured and recorded in the functional currency by use of the exchange rate in effect at that date. When translation using the exchange rates at the dates that the numerous revenues, expenses, gains, and losses are recognized is impractical, an appropriately weighted average exchange rate for the period is used to translate those elements. At each balance sheet date, recorded balances of monetary assets and liabilities that are denominated in a currency other than the functional currency are adjusted to reflect the current exchange rate. Exchange gains and losses from the remeasurement of such items denominated in non U.S. dollar currencies are reflected in the consolidated statements of operations, in net financial expenses, as appropriate.

The functional currencies of the remaining subsidiaries are their local currencies. The financial statements of those companies are translated into U.S. dollars using the exchange rate at the balance sheet date for assets and liabilities, and weighted average exchange rates for revenues and expenses (which approximates the translation of each transaction). Translation adjustments resulting from the process of the aforesaid translation are included as a separate component of equity (accumulated other comprehensive gain or loss).

B.           Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries and its majority owned subsidiaries. Intercompany transactions and balances have been eliminated in consolidation.

C.           Estimates and assumptions

The preparation of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Such estimates include the valuation of useful lives of long-lived assets, revenue recognition, valuation of accounts receivable and allowance for doubtful accounts, inventories, investments, legal contingencies, share based compensation, the assumptions used in the calculation of income taxes and other contingencies. Estimates and assumptions are periodically reviewed by management and the effects of any material revisions are reflected in the period that they are determined to be necessary. Actual results, however, may vary from these estimates. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

D.           Cash equivalents

Cash equivalents are short-term highly liquid investments and debt instruments that are readily convertible to cash with original maturities of three months or less from the date of purchase.

E.           Short-term investments

The Company accounts for investments in U.S and Israeli treasury securities and in corporate bonds in accordance with ASC Topic 320, Investments – Debt and Equity Securities.

Management determines the appropriate classification of its investments in debt securities at the time of purchase and reevaluates such determinations at each balance sheet date. At December 31, 2011 and 2012, the Company's investments were classified as available-for-sale and are stated at market value. Unrealized gains and losses, are reported as a separate component of equity (accumulated other comprehensive gain or loss) until realized. Interest income is recognized when earned and included in the consolidated statement of operations in financial income. Realized gains and losses, as well as premium or discount amortization, are included in financial income or expenses.

When an other-than-temporary impairment has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss. If the Company intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment equal to the entire difference between the investment's amortized cost basis and its fair value at the balance sheet date is recognized in earnings. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings. The amount of the total other-than-temporary impairment related to other factors is recognized as other comprehensive loss, net of applicable income taxes. On December 31, 2012, there was an unrealized gain on the Company's investment in fixed-rate treasury securities and corporate bonds in the amount of $36.

F.           Trade receivables

Trade receivables are recorded at the invoiced amount and do not bear interest. Collection of trade receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The consolidated financial statements include an allowance for loss from receivables for which collection is in doubt.  In determining the adequacy of the allowance consideration is given to the historical experience, aging of the receivable, adjusted to take into account current market conditions and information available about specific debtors, including their financial condition, the amount of receivables in dispute, current payment patterns, the volume of their operations, and evaluation of the security received from them or their guarantors.

G.           Inventories

Inventories are stated at the lower of cost or market value. Cost is determined by calculating raw materials, work in process and finished products on a "moving average" basis. Inventory write-offs are provided to cover risks arising from slow moving items or technological obsolescence. Such write-offs, which were not material for 2010, 2011 and 2012, have been included in cost of revenues.

The Company applies ASC Topic 330, Inventory which clarifies the accounting for abnormal amounts of idle facility expense, freight, handling costs, and wasted material (spoilage) requiring that those items be recognized as current-period charges. In addition, the above topic requires that allocation of fixed production overheads be based on the normal capacity of the production facilities.

H.           Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets as follows:

Years
Leasehold land (over the terms of the lease, see note 7A(1))	49
Buildings	25
Computers, software and manufacturing equipment	3-5
Office furniture and equipment	5-16
(mainly - 10 ))
Motor vehicles	6

I.           Impairment of long-lived assets

Long-lived assets, such as property, plant, and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by an asset to the carrying value of the asset. If the carrying value of the long-lived asset is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

No impairment losses were recorded in 2010, 2011 and 2012.

J.           Goodwill and purchased intangible assets

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in a purchase businesses combination. Goodwill is reviewed for impairment at least annually, as of December every year.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which provides an entity the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting is greater than its carrying amount, the two-step goodwill impairment test is not required. The Company adopted this guidance in 2012.

If the two-step goodwill impairment test is required, first, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform step two of the impairment test (measurement).

Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

No impairment losses were recorded in 2010, 2011 and 2012.

Purchased intangible assets are carried at cost, less accumulated amortization. Amortization is computed over the estimated useful lives of the respective assets; generally three to fourteen years (see also Note 2I).

K.           Revenue recognition

The Group generates revenues from product sales, licensing and transaction fees. Revenues are also generated from non-recurring engineering, customer services and technical support.

Revenues from products sales and non-recurring engineering are recognized when delivery has occurred provided there is persuasive evidence of an agreement, the fee is fixed or determinable, collection of the related receivable is probable and no further obligations exist. In the case of non-recurring engineering, revenue is recognized upon completion of testing and approval of the customization of the product by the customer, provided that no further obligation exists. Revenues are recognized net of value added tax.

License and transaction fees are recognized as earned based on actual usage. Usage is determined by receiving confirmation from the users.

Revenues relating to customer services and technical support are recognized as the services are rendered ratably over the term of the related contract.

In arrangements that contain multiple elements, the Company implements the guidelines set forth in ASU 2010-13. Such multiple element arrangements may include providing an IT solution, selling products (such as smart cards) and rendering customer services. Accordingly, the overall arrangement fee is allocated to each element (both delivered and undelivered items) based on their relative selling prices, evidenced by vendor specific objective evidence of selling price ("VSOE") or third party evidence of selling price ("TPE"). In the absence of VSOE and TPE for one or more delivered or undelivered elements in a multiple-element arrangement, the Company is required to estimate the selling prices of those elements. Such estimated selling price has been determined using a cost plus margin approach. Since the cost for each element in such arrangements were estimated reliably, the estimated selling price was calculated by multiplying the costs by an average gross margin applicable to each element. Once the standalone selling price for each element was determined, the consideration allocated to each element was recognized as revenues upon meeting the required criteria as described above.

In revenue arrangements that include software components, the Company implements the guidelines set forth in ASU 2010-14. Accordingly, software revenue recognition is not applied for tangible products that contain both software and non-software components that function together to deliver the tangible product's essential functionality.

The Company has applied the guidance described above for certain arrangements which include providing IT Solution, selling products and customer services. The total arrangement consideration is allocated proportionally to the separate deliverables in the arrangement using Estimated Selling Price for each component. The Company recognizes revenues from sale of its IT Solution and from certain long-term contract in accordance with ASC Topic 605-35, "Construction-Type and Production-Type Contracts" ("ASC 605-35").

Pursuant to ASC 605-35, revenues from these contracts are recognized under the percentage of completion method.  The Company measures the percentage of completion based on output or input criteria, as applicable to each contract. For the reported years, the Company used in all of its projects output measures with respect to measuring the progress of completion. These measures are based on completion of milestones (i.e., contract milestones as stated in the agreement such as the delivery, installation or shipments of various deliverables) and the amount of operational sites (i.e., progress is measured as a percentage of the sites that are already operational, out of the total sites that are required to be operational under the agreement).

Provisions for estimated losses on uncompleted contracts are made during the period in which such losses are first identified, in the amount of the estimated loss on the entire contract. As of December 31, 2012, no such estimated losses were identified.

Revenues and costs recognized pursuant to ASC 605-35 on contracts in progress are subject to management estimates.  Actual results could differ from these estimates.

Licensing and transaction fees are recognized based on the volume of transactions or monthly licensing fees from systems that contain the Company's products and usually bear no cost to the Company. In 2011, the Company engaged in a non-recurring sale of a perpetual license, in which it incurred certain costs to close the sale.

L.           Research and development costs

Research and development costs, which consist mainly of labor costs, materials and subcontractors, are charged to operations as incurred.

M. Stock-based compensation

Employees

The Company measures and recognizes compensation expense for all share-based payment awards made to employees and directors based on estimated grant date fair values. The estimated fair value of awards is charged to income on a straight-line basis over the requisite service period, which is generally the vesting period.

ASC Topic 718, Compensation – Stock Compensation, requires estimating the fair value of share based payments awards on the date of the grant using an option pricing model. The Company uses the Black-Scholes option pricing model.

The Company elected to recognize compensation cost for awards with only service conditions that have a graded vesting schedule using the straight-line method.

Non-Employees

The Company uses an option valuation model to measure the fair value of these options at the grant date and at each subsequent reported period until the exercise date is reached. During 2010 and 2012 all options were granted with a par value exercise price and during 2011 most of the options were granted with a par value exercise price. Due to the par value nominal amount of NIS 0.1, the fair value of these options was estimated to be equal to the Company's market share price at the grant date.

N.           Basic and diluted net loss per share

Basic and diluted net loss per ordinary share is computed based on the weighted average number of ordinary shares outstanding during each year. Shares issuable for little or no cash consideration, are considered outstanding ordinary shares and included in the computation of basic net loss per ordinary share as of the date that all necessary conditions have been satisfied.

Outstanding stock options and warrants in the amounts of 2,547,530, 2,499,475 and 2,230,730 for December 31, 2010, 2011 and 2012, respectively, have been excluded from the calculation of the diluted net loss per ordinary share because all such securities have an anti-dilutive effect for all periods presented.

O.           Fair value of financial instruments

The Company's financial instruments consist mainly of cash and cash equivalents, short-term interest bearing investments, accounts receivable, restricted deposits for employee benefits, accounts payable and short-term and long-term loans.

Fair value for the measurement of financial assets and liabilities is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The Company utilizes a valuation hierarchy for disclosure of the inputs for fair value measurement. This hierarchy prioritizes the inputs into three broad levels as follows:

·	Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities;
·

Level 2 inputs are quoted prices for identical or similar assets or liabilities in less active markets or model-derived valuations in which significant inputs are observable for the asset or liability, either directly or indirectly through market corroboration.

·	Level 3 inputs are unobservable inputs based on the Company's assumptions used to measure assets and liabilities at fair value.

By distinguishing between inputs that are observable in the market place, and therefore more objective, and those that are unobservable and therefore more subjective, the hierarchy is designed to indicate the relative reliability of the fair value measurements. A financial asset or liability's classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The Company, in estimating fair value for financial instruments, used the following methods and assumptions:

The carrying amounts of cash and cash equivalents, trade receivables, short-term bank credit and trade payables are equivalent to, or approximate their fair value due to the short-term maturity of these instruments.

The fair value of short term investments is based on quoted market prices and thus is based on level 1 inputs.

The fair value of the liability in respect of the contingent consideration included in business combinations (see note 1B(2)) is based on discounted future expected sales and thus is based on level 3 inputs. The liability was determined to be insignificant.

The carrying amounts of variable interest rate long-term loans are equivalent or approximate to their fair value as they bear interest at approximate market rates. At December 31, 2012, fair value of bank loans with fixed interest rates did not differ materially from the carrying amount.

P.           Taxes on income

The Company accounts for taxes on income in accordance with ASC Topic 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date. The Company provides a valuation allowance to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company applies the guidelines of ASC Subtopic 740-10 regarding uncertainty in income taxes (previously known as "FIN 48"), which clarify the accounting for uncertainty in income taxes recognized in an enterprise's financial statements ("ASC 740-10"). ASC 740-10 prescribes a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. ASC 740-10 also provides guidance on derecognition of tax positions, classification on the balance sheet, interest and penalties, accounting in interim periods, disclosure, and transition. ASC 740-10 requires significant judgment in determining what constitutes an individual tax position as well as assessing the outcome of each tax position.

The Company accounts for interest and penalties related to unrecognized tax benefits as a component of income tax expense.

Q.           Non-controlling Interest

The Company implements ASC Topic 810- Consolidation, which requires net loss attributable to non-controlling interests  to be classified in the consolidated statements of operations as part of consolidated net earnings ($102, $168 and $168 for the years ended December 31, 2010, 2011 and 2012, respectively) and to include the accumulated amount of non-controlling interests in the consolidated balance sheets as part of equity (($287) and $(459) at December 31, 2011 and December 31, 2012, respectively). The amount previously reported as 'net loss' is now presented as 'net loss attributable to shareholders'. If a change in ownership of a consolidated subsidiary results in loss of control and deconsolidation, any retained ownership interests are remeasured with the gain or loss reported in net earnings.

R.           Severance pay

The Company's liability for severance pay for some of its Israeli employees is calculated pursuant to Israeli severance pay law based on the most recent salary of the employee multiplied by the number of years of employment, as of the balance sheet date. Those employees are entitled to one month's salary for each year of employment or a portion thereof. Certain senior executives are entitled to receive additional severance pay. The Company records the liability as if it were payable at each balance sheet date on an undiscounted basis. The liability is classified based on the expected date of settlement, and therefore is usually classified as a long-term liability, unless the termination of the employees is expected during the upcoming year.

The Company's liability for those Israeli employees is partially provided for by monthly deposits for insurance policies and the remainder by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash redemption value of these policies. In addition, during 2012 the Company deposited certain amounts with a trustee, to compensate for any severance pay liability that is not covered by other funds. These deposits are restricted and may be withdrawn only for payment of severance pay liabilities. The severance pay funds and the restricted deposits for employee benefits are classified based on the classification of the corresponding liability.

In respect of other Israeli employees, the Company obtained approval from the Israeli Ministry of Labor and Welfare, pursuant to the terms of Section 14 of the Israeli Severance Pay Law, 1963, according to which the current deposits in the pension fund and/or with the insurance company exempt the Company from any additional obligation to these employees for whom the said depository payments are made. These deposits are accounted as defined contribution payments.

Severance pay expenses for the years ended December 31, 2010, 2011 and 2012 amounted to approximately $561, $1,189 and $1,630, respectively. Defined contribution plan expenses were $383, $445 and $412 in the years ended December 31, 2010, 2011 and 2012, respectively.

S.           Advertising expenses

Advertising expenses are charged to the statements of operations as incurred. Advertising expenses for the years ended December 31, 2010, 2011 and 2012 amounted to approximately $1,078, $1,566 and $1,607, respectively.

T.           Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash equivalents, bank deposits, U.S and Israeli treasury securities, corporate bonds and trade receivables.

Cash equivalents are invested mainly in U.S. dollars with major banks in Israel and Europe. Management believes that the financial institutions that hold the Group's investments are financially sound and, accordingly, minimal credit risk exists with respect to these investments.

U.S. treasury securities are denominated in U.S. dollars. Israeli treasury securities are denominated in NIS. Corporate bonds are in both U.S dollars and NIS.  Management believes that minimal credit risk exists with respect to these securities.

Most of the Company's trade receivables are derived from sales to large and financially secure organizations. In determining the adequacy of the allowance, management bases its opinion, inter alia, on the estimated risks, current market conditions, in reliance on available information with respect to the debtor's financial position.  As for major customers, see Note 15.

The activity in the allowance for doubtful accounts for the years ended December 31, 2010, 2011 and 2012 is as follows:

	2010	2011	2012
Allowance for doubtful accounts at beginning of year	$2,777	$2,832	$233
Additions charged to allowance for doubtful accounts	210	90	319
Write-downs charged against the allowance	(181)	(2,688)	(127)
Translation differences	26	(1)	6

Allowance for doubtful accounts at end of year	$2,832	$233	$431

U.           Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigations, fines and penalties and other sources are recognized when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

V.           Recent accounting pronouncements

In December 2011, the FASB issued ASU 2011-11 Balance Sheet (Topic 210)-Disclosures about Offsetting Assets and Liabilities: The amendments in this ASU will enhance disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. The Company will be required to apply the amendments for annual reporting periods beginning on January 1, 2013. It is not expected to have a material impact on the Company's consolidated financial statements.

In February 2013, the FASB released Accounting Standards Update 2013-02, Comprehensive Income - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("ASU 2013-02"). ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in financial statements. The Company will be required to apply ASU 2013-02 for annual reporting periods beginning on January 1, 2013.

In March 2013, the FASB released Accounting Standards Update 2013-05, Foreign Currency Matters - Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity ("ASU 2013-05").  ASU 2013-05 prescribes accounting treatment for entities that cease to hold a controlling financial interest (as described in Subtopic 810-10) in a subsidiary or group of assets within a foreign entity when there is a cumulative translation adjustment balance associated with that foreign entity. ASU 2013-05 also prescribes accounting treatment for entities that lose a controlling financial interest in an investment in a foreign entity and those that acquire a business in stages by increasing an investment in a foreign entity from one accounted for under the equity method to one accounted for as a consolidated investment. The Company will be required to apply ASU 2013-05 for annual reporting periods beginning on January 1, 2014. The adoption of ASU 2013-05 is not expected to have a material impact on the Company's consolidated financial statements.

Short Term Investments	12 Months Ended
Dec. 31, 2012
Short Term Investments [Abstract]
Short Term Investments

Note 3 – Short term investments:

A.	Consist of:

	December 31
	2011	2012
Investment securities	$4,837	$1,013
Short-term bank deposits *	11,115	7,699

	$15,952	$8,712

*See Note 10C as to restrictions on certain deposits.

B.	Investment securities

The carrying amount, gross unrealized holding gains and losses, and fair value of available-for-sale debt securities by major security type and class of security at December 31, 2012 and 2011 were as follows:

		Gross	Gross
		unrealized	unrealized
	Aggregate	holding	holding	Aggregate
	cost basis	gains	(losses)	fair value
At December 31, 2012:
NIS treasury securities	669	22	(9)	682
Corporate bonds	308	23	(-)	331

	977	45	(9)	1,013

At December 31, 2011:
U.S. Treasury securities	1,236	15	(2)	1,249
NIS treasury securities	642	16	(14)	644
Corporate bonds	2,943	27	(26)	2,944

	4,821	58	(42)	4,837

At December 31, 2012, all marketable securities which were in an unrealized loss position, had been in such a position for less than 12 months.

Maturities of debt securities classified as available-for-sale were as follows at December 31, 2012:

	Cost basis
	amount	Fair value
Due after six months through one year	210	221
Due after one year through five years	518	529
Due after five years through ten years	249	263

	977	1,013

The Company concluded that the securities in unrealized loss position are not considered other-than-temporarily impaired, since it currently has no intent to sell them and that it believes it is more-likely-than-not that it will not be required to sell the investment before recovery of its amortized cost basis. The Company has not identified securities for which it does not expect to receive future cash flows sufficient to recover the entire amortized cost basis of the security.

During 2012, the Company received proceeds of $6,518 upon sale of investment securities, net realized gains included in finance income totaled $134.

During 2011, the Company received proceeds of $3,666 upon sale of investment securities, net realized gains included in finance income totaled $59.

Other Receivables And Prepaid Expenses	12 Months Ended
Dec. 31, 2012
Other Receivables And Prepaid Expenses [Abstract]
Other Receivables And Prepaid Expenses
Note 4 - Other Receivables and Prepaid Expenses

	December 31
	2011	2012
Government institutions	$625	$1,054
Prepaid expenses	492	563
Short term severance pay deposits	-	574
Receivables under contractual obligations to be transferred to others *	-	2,377
Other receivables	830	781

	$1,947	$5,349

*The Company's subsidiary in Poland is required to collect certain fees that are to be transferred to local authorities.

Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories	Note 5 - Inventories

	December 31
	2011	2012
Raw materials	$3,087	$2,994
Work in progress	2,840	1,777
Finished products	2,269	2,278

	$8,196	$7,049

Goodwill And Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets, Net [Abstract]
Goodwill And Intangible Assets, Net

Note 6 - Goodwill and Intangible Assets, Net

A.           Goodwill

	December 31
	2011	2012
Balance as of January 1	$-	$485

Changes during the year – Goodwill resulting from acquisition of business operations combination	485	-

Balance as of December 31	$485	$485

B.           Intangible assets, net

	December 31
	2011	2012
Cost
Technology	$1,682	$1,938
Brand	607	607
Know-how	452	452
Customer contracts and relationships	6,243	6,243
Total cost	8,984	9,240

Accumulated amortization and impairments
Technology	1,566	1,710
Brand	584	586
Know-how	452	452
Customer contracts and relationships	5,773	5,836
Total Accumulated amortization	8,375	8,584
	$609	$656

i.	Amortization expense amounted to $575, $507 and $211 for the years ended December 31, 2010, 2011 and 2012, respectively.

Amortization expenses of intangible assets were recorded in the statement of operations in the years incurred.

ii             Estimated amortization expense for the years ending:

December 31
2013	$97
2014	97
2015	97
2016	97
2017 and thereafter	268
$656

Property, Plant And Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment, Net [Abstract]
Property, Plant And Equipment, Net

Note 7 - Property, Plant and Equipment, Net

A.           Consist of:

	December 31
	2011	2012
Cost
Land	$454	$461
Leasehold land (1)	272	272
Buildings on leasehold land (1)	4,356	4,356
Buildings	5,303	5,309
Computers, software and manufacturing equipment	13,154	14,444
Office furniture and equipment	1,869	1,958
Motor vehicles	404	570

Total cost	25,812	27,370

Total accumulated depreciation	12,585	14,296

Net book value	$13,227	$13,074

(1)

The leasehold land consists of two plots owned by the Israel Lands Administration.  Rights to leasehold land on the first plot extend over the original period of 49 years ending in the year 2041 with an option to extend for an additional 49 years, and on the second plot for a period of 49 years, which will end in the year 2047 with an option to extend for a further 49 years.  The amount includes payments on account of land development and payments of the capitalization of leasing payments.  The rent for the initial 49-year term of each of these leases was prepaid in its entirety at the beginning of the lease terms as is customary in Israel for leases of property for industrial purposes from the Israel Lands Authority.

B.	As to liens - See Note 10C.

C.	Depreciation expenses amounted to $1,553, $1,679 and $1,537 for the years ended December 31, 2010, 2011 and 2012, respectively.

Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Other Current Liabilities [Abstract]
Other Current Liabilities

Note 8 - Other Current Liabilities

	December 31	December 31
	2011	2012
Employees and related expenses	$1,635	$1,590
Provision for termination of employees(*)	-	4,852
Accrued expenses	1,633	2,305
Customer advances	1,486	1,693
Other current liabilities	561	531

	$5,315	$10,971

                (*) see note 10A

Bank Loans	12 Months Ended
Dec. 31, 2012
Bank Loans [Abstract]
Bank Loans

Note 9 - Bank Loans

A.           Composition of long-term loans:

	December 31	December 31
	2011	2012
Long-term loans	$7,337	$4,389
Less - current maturities	3,311	2,165

	$4,026	$2,224

As of December 31, 2012, the bank loans are denominated in the following currencies: U.S. dollars ($1,541; matures in the years 2013 - 2019), Euro ($1,090; matures in the years 2013 - 2026), New Israeli Shekel ($721; matures in the years 2013-2019) South African Rand ($82; matures in 2016) and Polish Zloty ($955; matures in 2013-2014). As of December 31, 2012 these loans bear interest at rates ranging from 3.9% - 8.8% (mainly 4.5%) per annum.

B.           Repayment dates of long-term loans subsequent to December 31, 2012:

2013	$2,165
2014	349
2015	325
2016	281
2017	268
Thereafter	1,001

$4,389

C.           Composition of short-term loans, bank credit and current maturities of long-term loans:

	December 31		December 31
	2011	2012	2011	2012
	%	%
	Interest rate
In NIS	6.96	5.09	$984	$2,081
In USD	4.74	4.13	1,477	2,014
In Euro	5.50	5.50	1,021	1,108
			3,482	5,203
Current maturities of
long-term loans			3,311	2,165

			$6,793	$7,368

The weighted average interest rate of the short-term bank credit for the years ended December 31, 2011 and 2012 were 5.59% and 4.80%, respectively.

D.            Liens for short-term and long-term borrowings - see Note 10C.

E.	As of December 31, 2012, the Group has authorized and used credit lines of approximately $4,300 and $4,093, respectively.

F.

Agreements that were made with banks, in order to secure bank services and obtain bank credit and loans, include financial covenants and restrictive covenants. Under the covenants definitions, the Company is obligated to meet at least one of the following: (i) annual revenues of $15 million; (ii) operating profit; (iii) cash balances of $6 million; and equity at a level of 30% of the total assets.  As of the balance sheet date the Company is in compliance with all of its covenants.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Note 10 - Commitments and Contingencies

A.           Commitments and Contingencies:

1.

The Company and its Israeli subsidiary, EasyPark, have entered into several research and development agreements, pursuant to which the Company and EasyPark received grants from the Government of Israel, and are therefore obligated to pay royalties to the Government of Israel at a rate of 3.5% of its sales up to the amounts granted (linked to the U.S. dollar with annual interest at LIBOR as of the date of approval, for programs approved from January 1, 1999 and thereafter).  The total amount of grants received until December 31, 2012, net of royalties paid, was approximately $4,000 (including accrued interest).

Royalties paid or accrued amounted to $250, $512 and $375 for the years ended December 31, 2010, 2011 and 2012, respectively, and were charged to cost of revenues.

2.

The Company entered into a long term supply agreement with SMARTRAC under which SMARTRAC became the Company's exclusive supplier for wire-embedded and dual interface inlays, according to its needs, and its supplier for other products at defined terms and prices.  See also note 13.

3.

At our shareholders meetings dated March 16, 2012, the Company's shareholders approved the extension of the Company's employment agreement with  Mr. Oded Bashan,  until December 31, 2015. Mr. Oded Bashan's agreement shall be automatically extended or terminated by either party upon a six months' notice, where if either party terminates the employment prior to December 31, 2015, the Company shall be obligated to continue paying Mr. Oded Bashan contract benefits for the full term of the agreement. On December 23, 2012 Mr. Oded Bashan notified the company of his impending resignation. Mr. Oded Bashan is no longer providing essential services to the Company. Consequently, the Company recorded a provision based on the employment agreement in the amount of $2,272.  The Company is currently reviewing the legality and interpretation for the above mentioned terms of agreement.

4.

Mr. Ohad Bashan's agreement was amended at our board of director meetings dated May 24, 2012 and was extended until December 31, 2016. Mr. Ohad Bashan's agreement shall be automatically extended or terminated by either party upon a six months' notice, where if either party terminates the employment prior to December 31, 2016, the Company shall be obligated to continue paying Mr. Ohad Bashan contract benefits for the full term of the agreement. On December 23, 2012 Mr. Ohad Bashan notified the company of his impending resignation. Mr. Ohad Bashan is no longer providing services to the Company. Consequently, the Company recorded a provision based on the employment agreement in the amount of $2,447.  The Company is currently reviewing the legality and interpretation for the above mentioned terms of agreement.

5.	An additional provision of $133 was made for a third executive, who serves as a director, and whose employment was also terminated at the end of 2012.

B.           Leases

The Group operates from leased facilities in the United States, Israel, Poland, South Africa, China and France, leased for periods expiring in years 2013 through 2017.

Minimum future rentals of premises under non-cancelable operating lease agreements at rates in effect as of December 31, 2012 are as follows:

2013	$440
2014	300
2015	275
2016	240
2017	183

$1,438

Rent expenses amounted to $1,143, $625 and $554 for the years ended December 31, 2010, 2011 and 2012, respectively.

C.           Liens

The Company and certain subsidiaries have recorded floating charges on all of its tangible assets in favor of banks.

The Company's and certain subsidiaries' manufacturing facilities and certain equipment have been pledged as security in respect of a loan received from a bank.

The Company's short term deposits in the amount of $5,700 have been pledged as security in respect of guarantees granted to third parties, loans and credit lines received from a bank. Such deposits cannot be pledged to others or withdrawn without the consent of the bank.

D.           Guarantees

As of December 31, 2012, the Company granted guarantees to third parties including performance guarantees and guarantees to secure customers advances in the sum of $4,881. The expiration dates of the guarantees range from February 2013 to July 2015.

E.           Legal claims

On January 27, 2013, subsequent balance sheet date, a former employee of the Company (in this paragraph, the "Plaintiff"), filed a law suit against the Company in the District Labor Court in Tel Aviv in the amount of NIS 1,400 (approximately $375). The plaintiff alleges that the Company breached the employment agreement with him, and that the Company owes him commission payment for certain sales. At this early stage, the Company, based on legal advice, is unable to estimate the chances of the law suit.

Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Equity

Note 11 - Equity

A.           Share capital

1.

On January 12, 2009, our Board of Directors approved the adoption of a Shareholders Rights Plan, as amended on January 5, 2012. Pursuant to the terms of the Plan, each Ordinary Share of the Company shall give its holder one Right, as detailed thereto. Each such Right will become exercisable only after a person or a "Group" become an "Acquiring Person", by obtaining beneficial ownership of, or by commencing a tender or exchange offer for, 15% or more of our Ordinary Shares (our Board of Directors may reduce this percentage, but to not less than 10%), unless our Board of Directors approves such "Acquiring Person" or redeems the rights. Each Right, once it becomes exercisable, will generally entitle its holder, other than the "Acquiring Person", to purchase from the Company either half (1/2), one, two or three Ordinary Shares, as shall be determined by the Board of Directors,  at par value.

2.	During 2010, warrants to purchase 98,000 ordinary shares were exercised into ordinary shares in consideration of $3.

3.

On February 8, 2011 the Company closed a firm commitment underwritten public offering of 6,000,000 ordinary shares, including shares issued pursuant to the underwriters over-allotment option, at a public offering price of $3.00 per share. The proceeds to the Company, net of issuance costs, were approximately $16,619.

4.	As to shares issued as part of business combinations, see Note 1B.

B.           Options to non-employees

The Company issued options to non-employees as follows:

1.

In 2010, the Company issued 770,000 par value options and shares to non-employees with respect to services rendered.  The aggregate fair value of the options was $1,747, based on the share market price as of day of grant.

2.

In 2011, the Company issued 622,000 par value options and shares to non-employees with respect to services rendered.  The aggregate fair value of the options was $1,167, based on the share market price as of day of grant.

3.

In 2012, the Company issued 130,500 par value options and shares to non-employees with respect to services rendered.  The aggregate fair value of the options was $181, based on the share market price as of day of grant.

The fair value of each option granted to non employees during 2011 for which the exercise price was greater than par value (see note 2M), was estimated on the date of grant, using the Black-Scholes model using the following assumptions:

1.            Dividend yield of zero percent.

2.	Risk-free interest rate of 1.01%.

3.	Estimated expected lives of 2.5-5 years.

4.	Expected average volatility of 77% which represent a weighted average standard deviation rate for the price of the Company's Ordinary Shares in the NASDAQ Global Market.

C.           Stock option plans

In February 2001, the Company's Board of Directors approved an additional option plan, under which up to 75,000 share options are to be granted to the Company's employees, directors and consultants and those of the Company's subsidiaries and affiliates.

During the years 2002 to 2009, the Company's Board of Directors approved an increase of 11,175,000 shares options to be reserved under the Company's share option plan.

On November 14, 2010, the Company's Board of Directors approved a further increase of 950,000 options to be reserved under the Company's share option plan.

On November 30, 2011, the Company's Board of Directors approved a further increase of 1,000,000 options to be reserved under the Company's share option plan.

The vesting period for the options ranges from immediate vesting to ratable vesting over a four- year period.  The exercise price of options under the plan is at varying prices. Those options expire up to four years after the date of the grant. Any options which are forfeited or cancelled before expiration become available for future grants.

During 2010, 2011 and 2012 some of the options were granted with a par value exercise price. Due to the par value nominal amount of NIS 0.1, the fair value of these options was estimated to be equal to the Company's share's market price at the grant date.

The fair value of each option granted to employees during 2010, 2011 and 2012, for which the exercise price was greater than par value, was estimated on the date of grant, using the Black-Scholes model and the following assumptions:

1.           Dividend yield of zero percent for all periods.

2.           Risk-free interest rate of 1.86%, 1.01% and 0.76% for, 2010, 2011 and 2012, respectively, based on U.S. Treasury yield curve in effect at the time of grant.

3.           Estimated expected lives of 2.5-5 years for all periods.

4.           Expected average volatility of 74%, 77% and 73% for 2010, 2011 and 2012, respectively, which represent a weighted average standard deviation rate for the price of the Company's Ordinary Shares in the NASDAQ Global Market.

C.           Stock option plans

The Company's options activity (including options to non-employees) and options outstanding and options exercisable as of December 31, 2010, 2011 and 2012 are summarized in the following table:

	Number of	Weighted
	options	average exercise
	outstanding	price per share
Outstanding – January 1, 2010	2,340,885	2.23
Options granted	1,799,000	0.76
Options cancelled or forfeited	(383,161)	9.42
Options exercised	(1,229,694)	0.06
Outstanding – December 31, 2010	2,527,030	1.16
Options granted	1,663,000	1.04
Options cancelled or forfeited	(235,643)	1.55
Options exercised	(799,230)	0.26
Outstanding – December 31, 2011	3,155,157	1.22
Options granted	650,500	0.72
Options cancelled or forfeited	(768,291)	1.94
Options exercised	(624,250)	0.03
Outstanding – December 31, 2012	2,413,116	1.16

Exercisable as of:
December 31, 2010	1,469,280	$1.17
December 31, 2011	1,749,990	$0.84
December 31, 2012	1,690,616	$1.03

The aggregate intrinsic value of outstanding options at December 31, 2012 is approximately $1,130. The aggregate intrinsic value of exercisable options at December 31, 2012 is approximately $1,040.

The following table summarizes information about options outstanding and exercisable (including options to non-employees) as of December 31, 2012:

	Options outstanding			Options Exercisable
	Number	Weighted		Number	Weighted
	outstanding	average	Weighted	Outstanding	average	Weighted
	as of	remaining	Average	As of	remaining	Average
Range of	December 31,	contractual	Exercise	December 31,	contractual	Exercise
exercise price	2012	life (years)	Price	2012	life (years)	Price
$0.03	614,616	2.45	$0.03	543,616	2.29	$0.03
0.99-1.42	976,500	2.64	1.09	725,000	2.27	1.07
1.67-2.00	336,000	3.79	1.70	120,000	3.38	1.70
2.08-2.58	486,000	2.91	2.37	302,000	2.40	2.40
	2,413,116	2.81		1,690,616	2.39

The total grant date intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012, was approximately $3,200, $2,014 and $1,568, respectively. The total exercise date intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012, was approximately $2,370, $1,700 and $798, respectively.

As of December 31, 2012, there was approximately $408 of total unrecognized compensation cost related to non-vested share based compensation arrangements. That cost is expected to be recognized over a weighted-average period of 1.4 years. The total fair value of shares vested during the year ended December 31, 2012 was approximately $1,056.

During 2010, 2011 and 2012, the Company recorded share-based compensation expenses in the amount of $3,419, $1,993 and $951, respectively, in accordance with ASC 718.

D.           Warrants

1.

The number of warrants issued by the Company during the year ended December 31, 2011, as part of its offering of shares described in note 11A(3), were 260,869, with a per share exercise price of $3.75.  No such warrants were issued in 2010.

2.

During 2012 the Company issued 90,361 warrants with a par value exercise price and shell vest in five equal installments over a vesting period of five years, as part of acquisition of business operations as described in note 1B(1).

The following table summarizes information about warrants outstanding and exercisable as of December 31, 2012:

	Warrants outstanding
	Number	Weighted
	Outstanding	Average	Weighted
	as of	Remaining	Average
	December 31	Contractual	Exercise
Range of exercise price	2012	Life (Years)	Price
NIS 0.1 (par value)	110,861	4.1	$0.03
$3.75	260,869	3.1	3.75
	371,730		2.64

E.           Repurchase program

The Company had adopted a repurchase program in a total amount of up to $2,000. In the course of the repurchase program which completed during 2011, 1,178,699 of our Ordinary Shares were acquired for an aggregate purchase price of $2,000. During 2010 and 2011 the Company acquired an amount of 562,475 and 616,224 of its ordinary shares, respectively, for an aggregate purchase price of $1,136 and $864, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
Note 12 - Income Taxes

A.           The Company and its Israeli subsidiaries

1.	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985

The Company and one of its Israeli subsidiaries are foreign invested companies, and have elected, commencing January 1, 2007, to maintain their books and records in U.S dollars for tax purposes, as permitted under the tax regulations.

2.            Tax benefits under the Law for the Encouragement of Capital Investments, 1959

The Company maintains three investment programs in buildings, equipment and production facilities, which have been granted the status of "Approved Enterprise" under the Law for the Encouragement of Capital Investments, 1959. The Company elected to adopt the "Alternative Benefits Program" status. This status entitles the Company (due to its location in Israel) to an exemption from taxes on income derived therefrom for a period of 10 years starting in the year in which the Company first generates taxable income, but not later than 14 years from the date of approval (the last of which was received in February 2000) or 12 years from commencement of operations. The tax-exempt profits that are earned by the Company's "Approved Enterprises" can be distributed to shareholders, without additional tax liability on the Company only upon its complete liquidation.

If these retained tax-exempt profits are distributed in a manner other than in the complete liquidation of the Company, they would be taxed at the regular corporate tax rate applicable to such profits as if the Company had not elected the alternative system of benefits (depending on the level of foreign investment in the Company) currently between 10% to 25% for an "Approved Enterprise". As the Company has not yet reported any taxable income, the benefit period has not yet commenced as of December 31, 2012.

Income from sources other than the "Approved Enterprise" during the benefit period will be subject to tax at the regular corporate tax rate (see 4 below).

The entitlement to the above mentioned benefits is conditional upon the Company's fulfilling the conditions stipulated by the above mentioned law, regulations published thereunder and the certificates of approval for the specific investments in the Approved Enterprises. In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, with the addition of linkage differences to the consumer price index and interest. Management believes that the Company is in compliance with the above-mentioned conditions as of December 31, 2012.

Amendment to the Law for the Encouragement of Capital Investments – 1959

On December 29, 2010 an amendment to the Law for the Encouragement of Capital Investments – 1959 was approved (hereinafter – "the Amendment to the Law"). The Amendment to the Law was published in the Official Gazette on January 6, 2011. The Amendment to the Law is effective from January 1, 2011 and its provisions will apply to preferred income derived or accrued in 2011 and thereafter by a preferred company, per the definition of these terms in the Amendment to the Law. Companies can choose to not be included in the scope of the Amendment to the Law and to stay in the scope of the law before its amendment until the end of the benefits period. The 2012 tax year is the last year companies can choose as the year of election, providing that the minimum qualifying investment began in 2010.

The Amendment provides that only companies in Development Area A will be entitled to the grants track and that they will be entitled to receive benefits under this track and under the tax benefits track at the same time. In addition, the existing tax benefit tracks were eliminated (the tax exempt track, the "Ireland track" and the "Strategic" track) and two new tax tracks were introduced in their place, a preferred enterprise and a special preferred enterprise, which mainly provide a uniform and reduced tax rate for all the company's income entitled to benefits, such as: for a preferred enterprise – in the 2011-2012 tax years – a tax rate of 10% for Development Area A and of 15% for the rest of the country, in the 2013-2014 tax years – a tax rate of 7% for Development Area A and of 12.5% for the rest of the country, and as from the 2015 tax year – 6% for Development Area A and 12% for the rest of the country. Furthermore, an enterprise that meets the definition of a special preferred enterprise is entitled to benefits for a period of 10 consecutive years and a reduced tax rate of 5% if it is located in Development Area A or of 8% if it is located in a different area.

The Amendment to the Law also provides that no tax will apply to a dividend distributed out of preferred income to a shareholder that is a company, for both the distributing company and the shareholder. A tax rate of 15% shall continue to apply to a dividend distributed out of preferred income to an individual shareholder or foreign resident, subject to double taxation prevention treaties, similar to the provisions of the existing law. Furthermore, the Amendment to the Law provides relief (hereinafter – "the relief") with respect to tax paid on a dividend received by an Israeli company from profits of an approved/alternative/beneficiary enterprise that accrued in the benefits period according to the version of the law before its amendment, if the company distributing the dividend notifies the tax authorities by June 30, 2015 that it is applying the provisions of the Amendment to the Law and the dividend is distributed after the date of the notice.

3.           The Law for the Encouragement of Industry (taxes), 1969

The Company believes that it qualifies as an "Industrial Company" under the Law for the Encouragement of Industry. The principal tax benefits for the Company are the deductibility of costs in connection with public offerings and amortization of certain intangibles.

4.	Tax rates

On July 14, 2009, the Knesset (the Israeli Parliament) passed the Economic Efficiency Law (Legislation Amendments for Implementation of the 2009 and 2010 Economic Plan) – 2009, which provided, inter alia, a gradual reduction in the company tax rate to 18% as from the 2016 tax year. In accordance with the aforementioned amendments, the company tax rates applicable as from the 2009 tax year are as follows: In the 2009 tax year - 26%, in the 2010  tax year – 25%, in the 2011 tax year – 24%, in the 2012 tax year – 23%, in the 2013 tax year – 22%, in the 2014 tax year  – 21%, in the 2015 tax year – 20% and as from the 2016 tax year the company tax rate will be 18%.

On December 5, 2011 the Knesset approved the Law to Change the Tax Burden (Legislative Amendments) – 2011. According to the law, the tax reduction that was provided in the Economic Efficiency Law, as aforementioned, will be cancelled and the regular company statutory tax rate will be 25% as from 2012.

B.	Non-Israeli subsidiaries are taxed based on the income tax laws in their country of residence.

 C.            Deferred income taxes:

	December 31	December 31
	2011	2012
Deferred tax assets:
Net operating loss carryforwards	$32,084	$36,841
Goodwill	2,145	1,762
Other	3,414	3,399

Total gross deferred tax assets	37,643	42,002
Less – valuation allowance	(37,643)	(42,002)

Net deferred tax assets	$-	$-

Deferred tax liability -

Intangible assets	(65)	(53)

Net deferred tax liability	$(65)	$(53)

The net change in the total valuation allowance for each of the years ended December 31, 2010, 2011 and 2012, are comprised as follows:

	Year ended December 31
	2010	2011	2012
Balance at beginning of year	26,988	27,311	37,643
Additions during the year	481	1,520	4,336
Changes due to amendments to tax laws
and applicable future tax rates, see note 12A(4)	-	8,858	-
Other changes	(158)	(46)	23
Balance at end of year	27,311	37,643	42,002

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences are deductible. Based on the level of historical taxable losses, management believes that it is more likely than not that the Company will not realize the benefits of these deductible differences.

D.
As of December 31, 2012, the net operating loss carryforwards for tax purposes relating to Israeli companies amounted to approximately $127,066. Tax loss carryforwards in Israel may be carried forward indefinitely to offset against future taxable operational income. Under the Income Tax (Inflationary Adjustments) Law, 1985, and based on the Company's election (see note12A), tax loss carryforwards are linked to the USD.  Tax loss carryforwards relating to non-Israeli companies aggregate approximately $19,235, which will expire as follows: 2013 - $9, 2014 - $41, 2016- $237, 2025 - $123, 2026 - $3,206 and 2027- $533. The remaining balance of $15,086 can be utilized with no expiration date.

E.
The Company has not recognized a deferred tax liability for the undistributed earnings of its foreign subsidiaries that arose in 2012 and prior years, because the Company considers these earnings to be indefinitely reinvested. A deferred tax liability will be recognized when the Company can no longer demonstrate that it plans to indefinitely reinvest these undistributed earnings. As of December 31, 2012, the undistributed earnings of these foreign subsidiaries were approximately $4,213. It is impracticable to determine the additional taxes payable when these earnings are remitted.

F.	No current or net deferred taxes were recorded in Israel. Non-Israeli income tax expenses included in the consolidated statements of operations are as follows:

	Year ended December 31
	2010	2011	2012
Current	$(447)	$(288)	$(179)
Deferred	36	19	12

Income tax expenses	$(411)	$(269)	$(167)

Income tax expenses for the years ended December 31, 2010, 2011 and 2012, differed from the amounts computed by applying the Israeli statutory tax rates of 25%, 24% and 25% to loss from continuing operations before taxes on income, as a result of the following:

	Year ended December 31
	2010	2011	2012
Computed "expected" income tax benefit	$646	$1,638	$4,349
Decrease in income tax benefit
resulting from:
Change in valuation allowance, net	(481)	(1,520)	(4,336)
Stock-based compensation related to options
issued to employees	(418)	(235)	(188)
Non-deductible expenses	(220)	(133)	(35)
Other	62	(19)	43

Total income tax expenses	$(411)	$(269)	$(167)

G.	Income (loss) from continuing operations before taxes on income consists of the following:

	Year ended December 31
	2010	2011	2012
Israel	$(3,092)	$(5,580)	$(16,623)
Non-Israel	504	(1,244)	(773)

	$(2,588)	$(6,824)	$(17,396)

H.           Accounting for uncertainty in income taxes

As of December 31, 2010, 2011 and 2012, the Company did not have any unrecognized tax benefits. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

For the years ended December 31, 2010, 2011 and 2012, no interest and penalties related to unrecognized tax benefits have been accrued.

The Company and its major subsidiaries file income tax returns in Israel, Hong Kong, Poland and Germany. With few exceptions, the income tax returns of the Company and its major subsidiaries are open to examination by the Israeli and the respective foreign tax authorities for the tax years beginning in 2007.

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations [Abstract]
Discontinued Operations
Note 13 – Discontinued operations

During December 2009 the Company and MCT entered into an assets purchase agreement with SMARTRAC for the sale of certain assets and production intellectual property (IP) relating to inlay production from the Company and MCT, for a total purchase price of Euro 8,500 (approximately $12,253) to be paid in cash, whereof Euro 5,000 were paid during 2009 and the balance of Euro 3,500 was paid in eight equal quarterly installments starting the first quarter of 2010 until the fourth quarter of 2011. Accordingly, assets and liabilities related to the discontinued operations are presented separately in the balance sheets and were disposed of in 2010. The results from these operations and the cash flows for the reporting periods are presented in the statements of operations and in the statements of cash flow, respectively, as discontinued operations separately from continuing operations.

Set forth below are the results of the discontinued operations:

	Year ended December 31
	2010	2011	2012

Revenues	$1,331	-	-
Expenses	(3,701)	-	-
Other loss	(922)	-	-

Results of the discontinued operations	$(3,292)	$-	$-

Expenses above are not a result of continuing involvement in the operations, rather expenses due to certain remaining contractual obligations. 'Other loss' represents loss from sale of the operations.

Related Party Balances And Transactions	12 Months Ended
Dec. 31, 2012
Related Party Balances And Transactions [Abstract]
Related Party Balances And Transactions
Note 14 - Related Party Balances and Transactions

Transactions

	Year ended December 31
	2010	2011	2012

Costs and expenses*	$81	$101	$80

* Cost and expenses relate to services provided to the Company by related parties.

Balances

As of December 31, 2011 and 2012 the Company has no related party balances.

Geographic Information And Major Customers	12 Months Ended
Dec. 31, 2012
Geographic Information And Major Customers [Abstract]
Geographic Information And Major Customers
Note 15 - Geographic Information and Major Customers

The Company manages its business on the basis of one reportable segment. The data is presented in accordance with ASC Topic 280, "Disclosures About Segments of an Enterprise and Related Information".

	Year ended December 31
	2010	2011	2012
Revenues by geographical areas from
external customers
Americas	$30,137	$9,528	$13,815
Far East	1,817	9,214	1,163
Africa	6,368	12,396	9,607
Europe	11,756	16,612	13,170
Total export	50,078	47,750	37,755
Domestic (Israel)	3,549	3,505	2,209

	$53,627	$51,255	$39,964

	December 31	December 31
	2011	2012
Long lived assets by geographical areas
Domestic (Israel)	$4,486	$4,531
Germany	4,469	4,371
Poland	3,411	3,407
France	391	347
Other	1,564	1,559

	$14,321	$14,215

Major Customers

	Year ended December 31
	2010	2011	2012
	%	%	%
Major Customers by percentage from total revenues
Customer A	53%	16%	12%
Customer B	0%	14%	-
Customer C	3%	14%	10%
Customer D	-	-	15%

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Financial Statements In U.S. Dollars

A.           Financial statements in U.S. dollars

Substantially all of the Company's and certain of its subsidiaries' revenues are in U.S. dollars. A significant portion of purchases of materials and components and most marketing costs are denominated in U.S. dollars. Therefore, both the functional and reporting currencies of the Company and certain of its subsidiaries are the U.S. dollar.

Transactions and balances denominated in U.S. dollars are presented at their original amounts.

For entities with a U.S. dollar functional currency, transactions and balances in other currencies are remeasured into U.S. dollars in accordance with the principles set forth in ASC Topic 830, Foreign Currency Matters, i.e. at the date the transaction is recognized, each asset, liability, or instance of revenue, expense, gain, or loss arising from the transaction is measured and recorded in the functional currency by use of the exchange rate in effect at that date. When translation using the exchange rates at the dates that the numerous revenues, expenses, gains, and losses are recognized is impractical, an appropriately weighted average exchange rate for the period is used to translate those elements. At each balance sheet date, recorded balances of monetary assets and liabilities that are denominated in a currency other than the functional currency are adjusted to reflect the current exchange rate. Exchange gains and losses from the remeasurement of such items denominated in non U.S. dollar currencies are reflected in the consolidated statements of operations, in net financial expenses, as appropriate.

The functional currencies of the remaining subsidiaries are their local currencies. The financial statements of those companies are translated into U.S. dollars using the exchange rate at the balance sheet date for assets and liabilities, and weighted average exchange rates for revenues and expenses (which approximates the translation of each transaction). Translation adjustments resulting from the process of the aforesaid translation are included as a separate component of equity (accumulated other comprehensive gain or loss).

Principles Of Consolidation

B.           Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries and its majority owned subsidiaries. Intercompany transactions and balances have been eliminated in consolidation.

Estimates And Assumptions

C.           Estimates and assumptions

The preparation of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Such estimates include the valuation of useful lives of long-lived assets, revenue recognition, valuation of accounts receivable and allowance for doubtful accounts, inventories, investments, legal contingencies, share based compensation, the assumptions used in the calculation of income taxes and other contingencies. Estimates and assumptions are periodically reviewed by management and the effects of any material revisions are reflected in the period that they are determined to be necessary. Actual results, however, may vary from these estimates. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

Cash Equivalents

D.           Cash equivalents

Cash equivalents are short-term highly liquid investments and debt instruments that are readily convertible to cash with original maturities of three months or less from the date of purchase.

Short-Term Investments

E.           Short-term investments

The Company accounts for investments in U.S and Israeli treasury securities and in corporate bonds in accordance with ASC Topic 320, Investments – Debt and Equity Securities.

Management determines the appropriate classification of its investments in debt securities at the time of purchase and reevaluates such determinations at each balance sheet date. At December 31, 2011 and 2012, the Company's investments were classified as available-for-sale and are stated at market value. Unrealized gains and losses, are reported as a separate component of equity (accumulated other comprehensive gain or loss) until realized. Interest income is recognized when earned and included in the consolidated statement of operations in financial income. Realized gains and losses, as well as premium or discount amortization, are included in financial income or expenses.

When an other-than-temporary impairment has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss. If the Company intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment equal to the entire difference between the investment's amortized cost basis and its fair value at the balance sheet date is recognized in earnings. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings. The amount of the total other-than-temporary impairment related to other factors is recognized as other comprehensive loss, net of applicable income taxes. On December 31, 2012, there was an unrealized gain on the Company's investment in fixed-rate treasury securities and corporate bonds in the amount of $36.

Trade Receivables

F.           Trade receivables

Trade receivables are recorded at the invoiced amount and do not bear interest. Collection of trade receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The consolidated financial statements include an allowance for loss from receivables for which collection is in doubt.  In determining the adequacy of the allowance consideration is given to the historical experience, aging of the receivable, adjusted to take into account current market conditions and information available about specific debtors, including their financial condition, the amount of receivables in dispute, current payment patterns, the volume of their operations, and evaluation of the security received from them or their guarantors.

Inventories

G.           Inventories

Inventories are stated at the lower of cost or market value. Cost is determined by calculating raw materials, work in process and finished products on a "moving average" basis. Inventory write-offs are provided to cover risks arising from slow moving items or technological obsolescence. Such write-offs, which were not material for 2010, 2011 and 2012, have been included in cost of revenues.

The Company applies ASC Topic 330, Inventory which clarifies the accounting for abnormal amounts of idle facility expense, freight, handling costs, and wasted material (spoilage) requiring that those items be recognized as current-period charges. In addition, the above topic requires that allocation of fixed production overheads be based on the normal capacity of the production facilities.

Property, Plant And Equipment, Net

H.           Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets as follows:

Years
Leasehold land (over the terms of the lease, see note 7A(1))	49
Buildings	25
Computers, software and manufacturing equipment	3-5
Office furniture and equipment	5-16
(mainly - 10 ))
Motor vehicles	6

Impairment Of Long-Lived Assets

I.           Impairment of long-lived assets

Long-lived assets, such as property, plant, and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by an asset to the carrying value of the asset. If the carrying value of the long-lived asset is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

No impairment losses were recorded in 2010, 2011 and 2012.

Goodwill And Purchased Intangible Assets

J.           Goodwill and purchased intangible assets

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in a purchase businesses combination. Goodwill is reviewed for impairment at least annually, as of December every year.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which provides an entity the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting is greater than its carrying amount, the two-step goodwill impairment test is not required. The Company adopted this guidance in 2012.

If the two-step goodwill impairment test is required, first, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform step two of the impairment test (measurement).

Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

No impairment losses were recorded in 2010, 2011 and 2012.

Purchased intangible assets are carried at cost, less accumulated amortization. Amortization is computed over the estimated useful lives of the respective assets; generally three to fourteen years (see also Note 2I).

Revenue Recognition

K.           Revenue recognition

The Group generates revenues from product sales, licensing and transaction fees. Revenues are also generated from non-recurring engineering, customer services and technical support.

Revenues from products sales and non-recurring engineering are recognized when delivery has occurred provided there is persuasive evidence of an agreement, the fee is fixed or determinable, collection of the related receivable is probable and no further obligations exist. In the case of non-recurring engineering, revenue is recognized upon completion of testing and approval of the customization of the product by the customer, provided that no further obligation exists. Revenues are recognized net of value added tax.

License and transaction fees are recognized as earned based on actual usage. Usage is determined by receiving confirmation from the users.

Revenues relating to customer services and technical support are recognized as the services are rendered ratably over the term of the related contract.

In arrangements that contain multiple elements, the Company implements the guidelines set forth in ASU 2010-13. Such multiple element arrangements may include providing an IT solution, selling products (such as smart cards) and rendering customer services. Accordingly, the overall arrangement fee is allocated to each element (both delivered and undelivered items) based on their relative selling prices, evidenced by vendor specific objective evidence of selling price ("VSOE") or third party evidence of selling price ("TPE"). In the absence of VSOE and TPE for one or more delivered or undelivered elements in a multiple-element arrangement, the Company is required to estimate the selling prices of those elements. Such estimated selling price has been determined using a cost plus margin approach. Since the cost for each element in such arrangements were estimated reliably, the estimated selling price was calculated by multiplying the costs by an average gross margin applicable to each element. Once the standalone selling price for each element was determined, the consideration allocated to each element was recognized as revenues upon meeting the required criteria as described above.

In revenue arrangements that include software components, the Company implements the guidelines set forth in ASU 2010-14. Accordingly, software revenue recognition is not applied for tangible products that contain both software and non-software components that function together to deliver the tangible product's essential functionality.

The Company has applied the guidance described above for certain arrangements which include providing IT Solution, selling products and customer services. The total arrangement consideration is allocated proportionally to the separate deliverables in the arrangement using Estimated Selling Price for each component. The Company recognizes revenues from sale of its IT Solution and from certain long-term contract in accordance with ASC Topic 605-35, "Construction-Type and Production-Type Contracts" ("ASC 605-35").

Pursuant to ASC 605-35, revenues from these contracts are recognized under the percentage of completion method.  The Company measures the percentage of completion based on output or input criteria, as applicable to each contract. For the reported years, the Company used in all of its projects output measures with respect to measuring the progress of completion. These measures are based on completion of milestones (i.e., contract milestones as stated in the agreement such as the delivery, installation or shipments of various deliverables) and the amount of operational sites (i.e., progress is measured as a percentage of the sites that are already operational, out of the total sites that are required to be operational under the agreement).

Provisions for estimated losses on uncompleted contracts are made during the period in which such losses are first identified, in the amount of the estimated loss on the entire contract. As of December 31, 2012, no such estimated losses were identified.

Revenues and costs recognized pursuant to ASC 605-35 on contracts in progress are subject to management estimates.  Actual results could differ from these estimates.

Licensing and transaction fees are recognized based on the volume of transactions or monthly licensing fees from systems that contain the Company's products and usually bear no cost to the Company. In 2011, the Company engaged in a non-recurring sale of a perpetual license, in which it incurred certain costs to close the sale.

Research And Development Costs	L. Research and development costs Research and development costs, which consist mainly of labor costs, materials and subcontractors, are charged to operations as incurred.
Stock-Based Compensation
M. Stock-based compensation

Employees

The Company measures and recognizes compensation expense for all share-based payment awards made to employees and directors based on estimated grant date fair values. The estimated fair value of awards is charged to income on a straight-line basis over the requisite service period, which is generally the vesting period.

ASC Topic 718, Compensation – Stock Compensation, requires estimating the fair value of share based payments awards on the date of the grant using an option pricing model. The Company uses the Black-Scholes option pricing model.

The Company elected to recognize compensation cost for awards with only service conditions that have a graded vesting schedule using the straight-line method.

Non-Employees

The Company uses an option valuation model to measure the fair value of these options at the grant date and at each subsequent reported period until the exercise date is reached. During 2010 and 2012 all options were granted with a par value exercise price and during 2011 most of the options were granted with a par value exercise price. Due to the par value nominal amount of NIS 0.1, the fair value of these options was estimated to be equal to the Company's market share price at the grant date.

Basic And Diluted Net Loss Per Share

N.           Basic and diluted net loss per share

Basic and diluted net loss per ordinary share is computed based on the weighted average number of ordinary shares outstanding during each year. Shares issuable for little or no cash consideration, are considered outstanding ordinary shares and included in the computation of basic net loss per ordinary share as of the date that all necessary conditions have been satisfied.

Outstanding stock options and warrants in the amounts of 2,547,530, 2,499,475 and 2,230,730 for December 31, 2010, 2011 and 2012, respectively, have been excluded from the calculation of the diluted net loss per ordinary share because all such securities have an anti-dilutive effect for all periods presented.

Fair Value Of Financial Instruments

O.           Fair value of financial instruments

The Company's financial instruments consist mainly of cash and cash equivalents, short-term interest bearing investments, accounts receivable, restricted deposits for employee benefits, accounts payable and short-term and long-term loans.

Fair value for the measurement of financial assets and liabilities is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The Company utilizes a valuation hierarchy for disclosure of the inputs for fair value measurement. This hierarchy prioritizes the inputs into three broad levels as follows:

·	Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities;
·

Level 2 inputs are quoted prices for identical or similar assets or liabilities in less active markets or model-derived valuations in which significant inputs are observable for the asset or liability, either directly or indirectly through market corroboration.

·	Level 3 inputs are unobservable inputs based on the Company's assumptions used to measure assets and liabilities at fair value.

By distinguishing between inputs that are observable in the market place, and therefore more objective, and those that are unobservable and therefore more subjective, the hierarchy is designed to indicate the relative reliability of the fair value measurements. A financial asset or liability's classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The Company, in estimating fair value for financial instruments, used the following methods and assumptions:

The carrying amounts of cash and cash equivalents, trade receivables, short-term bank credit and trade payables are equivalent to, or approximate their fair value due to the short-term maturity of these instruments.

The fair value of short term investments is based on quoted market prices and thus is based on level 1 inputs.

The fair value of the liability in respect of the contingent consideration included in business combinations (see note 1B(2)) is based on discounted future expected sales and thus is based on level 3 inputs. The liability was determined to be insignificant.

The carrying amounts of variable interest rate long-term loans are equivalent or approximate to their fair value as they bear interest at approximate market rates. At December 31, 2012, fair value of bank loans with fixed interest rates did not differ materially from the carrying amount.

Taxes On Income

P.           Taxes on income

The Company accounts for taxes on income in accordance with ASC Topic 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date. The Company provides a valuation allowance to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company applies the guidelines of ASC Subtopic 740-10 regarding uncertainty in income taxes (previously known as "FIN 48"), which clarify the accounting for uncertainty in income taxes recognized in an enterprise's financial statements ("ASC 740-10"). ASC 740-10 prescribes a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. ASC 740-10 also provides guidance on derecognition of tax positions, classification on the balance sheet, interest and penalties, accounting in interim periods, disclosure, and transition. ASC 740-10 requires significant judgment in determining what constitutes an individual tax position as well as assessing the outcome of each tax position.

The Company accounts for interest and penalties related to unrecognized tax benefits as a component of income tax expense.

Non-Controlling Interest

Q.           Non-controlling Interest

The Company implements ASC Topic 810- Consolidation, which requires net loss attributable to non-controlling interests  to be classified in the consolidated statements of operations as part of consolidated net earnings ($102, $168 and $168 for the years ended December 31, 2010, 2011 and 2012, respectively) and to include the accumulated amount of non-controlling interests in the consolidated balance sheets as part of equity (($287) and $(459) at December 31, 2011 and December 31, 2012, respectively). The amount previously reported as 'net loss' is now presented as 'net loss attributable to shareholders'. If a change in ownership of a consolidated subsidiary results in loss of control and deconsolidation, any retained ownership interests are remeasured with the gain or loss reported in net earnings.

Severance Pay

R.           Severance pay

The Company's liability for severance pay for some of its Israeli employees is calculated pursuant to Israeli severance pay law based on the most recent salary of the employee multiplied by the number of years of employment, as of the balance sheet date. Those employees are entitled to one month's salary for each year of employment or a portion thereof. Certain senior executives are entitled to receive additional severance pay. The Company records the liability as if it were payable at each balance sheet date on an undiscounted basis. The liability is classified based on the expected date of settlement, and therefore is usually classified as a long-term liability, unless the termination of the employees is expected during the upcoming year.

The Company's liability for those Israeli employees is partially provided for by monthly deposits for insurance policies and the remainder by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash redemption value of these policies. In addition, during 2012 the Company deposited certain amounts with a trustee, to compensate for any severance pay liability that is not covered by other funds. These deposits are restricted and may be withdrawn only for payment of severance pay liabilities. The severance pay funds and the restricted deposits for employee benefits are classified based on the classification of the corresponding liability.

In respect of other Israeli employees, the Company obtained approval from the Israeli Ministry of Labor and Welfare, pursuant to the terms of Section 14 of the Israeli Severance Pay Law, 1963, according to which the current deposits in the pension fund and/or with the insurance company exempt the Company from any additional obligation to these employees for whom the said depository payments are made. These deposits are accounted as defined contribution payments.

Severance pay expenses for the years ended December 31, 2010, 2011 and 2012 amounted to approximately $561, $1,189 and $1,630, respectively. Defined contribution plan expenses were $383, $445 and $412 in the years ended December 31, 2010, 2011 and 2012, respectively.

Advertising Expenses

S.           Advertising expenses

Advertising expenses are charged to the statements of operations as incurred. Advertising expenses for the years ended December 31, 2010, 2011 and 2012 amounted to approximately $1,078, $1,566 and $1,607, respectively.

Concentrations Of Credit Risk

T.           Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash equivalents, bank deposits, U.S and Israeli treasury securities, corporate bonds and trade receivables.

Cash equivalents are invested mainly in U.S. dollars with major banks in Israel and Europe. Management believes that the financial institutions that hold the Group's investments are financially sound and, accordingly, minimal credit risk exists with respect to these investments.

U.S. treasury securities are denominated in U.S. dollars. Israeli treasury securities are denominated in NIS. Corporate bonds are in both U.S dollars and NIS.  Management believes that minimal credit risk exists with respect to these securities.

Most of the Company's trade receivables are derived from sales to large and financially secure organizations. In determining the adequacy of the allowance, management bases its opinion, inter alia, on the estimated risks, current market conditions, in reliance on available information with respect to the debtor's financial position.  As for major customers, see Note 15.

The activity in the allowance for doubtful accounts for the years ended December 31, 2010, 2011 and 2012 is as follows:

	2010	2011	2012
Allowance for doubtful accounts at beginning of year	$2,777	$2,832	$233
Additions charged to allowance for doubtful accounts	210	90	319
Write-downs charged against the allowance	(181)	(2,688)	(127)
Translation differences	26	(1)	6

Allowance for doubtful accounts at end of year	$2,832	$233	$431

Commitments And Contingencies

U.           Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigations, fines and penalties and other sources are recognized when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Recent Accounting Pronouncements

V.           Recent accounting pronouncements

In December 2011, the FASB issued ASU 2011-11 Balance Sheet (Topic 210)-Disclosures about Offsetting Assets and Liabilities: The amendments in this ASU will enhance disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. The Company will be required to apply the amendments for annual reporting periods beginning on January 1, 2013. It is not expected to have a material impact on the Company's consolidated financial statements.

In February 2013, the FASB released Accounting Standards Update 2013-02, Comprehensive Income - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("ASU 2013-02"). ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in financial statements. The Company will be required to apply ASU 2013-02 for annual reporting periods beginning on January 1, 2013.

In March 2013, the FASB released Accounting Standards Update 2013-05, Foreign Currency Matters - Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity ("ASU 2013-05").  ASU 2013-05 prescribes accounting treatment for entities that cease to hold a controlling financial interest (as described in Subtopic 810-10) in a subsidiary or group of assets within a foreign entity when there is a cumulative translation adjustment balance associated with that foreign entity. ASU 2013-05 also prescribes accounting treatment for entities that lose a controlling financial interest in an investment in a foreign entity and those that acquire a business in stages by increasing an investment in a foreign entity from one accounted for under the equity method to one accounted for as a consolidated investment. The Company will be required to apply ASU 2013-05 for annual reporting periods beginning on January 1, 2014. The adoption of ASU 2013-05 is not expected to have a material impact on the Company's consolidated financial statements.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Schedule Of Property Plant And Equipment Estimated Useful Lives
Years
Leasehold land (over the terms of the lease, see note 7A(1))	49
Buildings	25
Computers, software and manufacturing equipment	3-5
Office furniture and equipment	5-16
(mainly - 10 ))
Motor vehicles	6

Schedule Of Allowance For Doubtful Accounts Receivable
	2010	2011	2012
Allowance for doubtful accounts at beginning of year	$2,777	$2,832	$233
Additions charged to allowance for doubtful accounts	210	90	319
Write-downs charged against the allowance	(181)	(2,688)	(127)
Translation differences	26	(1)	6

Allowance for doubtful accounts at end of year	$2,832	$233	$431

Short Term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Short Term Investments [Abstract]
Schedule Of Short-Term Investments

	December 31
	2011	2012
Investment securities	$4,837	$1,013
Short-term bank deposits *	11,115	7,699

	$15,952	$8,712
*See Note 10C as to restrictions on certain deposits.
Schedule Of Available For Sale Investment Securities

		Gross	Gross
		unrealized	unrealized
	Aggregate	holding	holding	Aggregate
	cost basis	gains	(losses)	fair value
At December 31, 2012:
NIS treasury securities	669	22	(9)	682
Corporate bonds	308	23	(-)	331

	977	45	(9)	1,013

At December 31, 2011:
U.S. Treasury securities	1,236	15	(2)	1,249
NIS treasury securities	642	16	(14)	644
Corporate bonds	2,943	27	(26)	2,944

	4,821	58	(42)	4,837

Schedule Of Maturities Of Debt Securities

	Cost basis
	amount	Fair value
Due after six months through one year	210	221
Due after one year through five years	518	529
Due after five years through ten years	249	263

	977	1,013

Other Receivables And Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Other Receivables And Prepaid Expenses [Abstract]
Schedule of Other Current Assets [Table Text Block]

	December 31
	2011	2012
Government institutions	$625	$1,054
Prepaid expenses	492	563
Short term severance pay deposits	-	574
Receivables under contractual obligations to be transferred to others *	-	2,377
Other receivables	830	781

	$1,947	$5,349

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule Of Inventory

	December 31
	2011	2012
Raw materials	$3,087	$2,994
Work in progress	2,840	1,777
Finished products	2,269	2,278

	$8,196	$7,049

Goodwill And Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule Of Goodwill

	December 31
	2011	2012
Balance as of January 1	$-	$485

Changes during the year – Goodwill resulting from acquisition of business operations combination	485	-

Balance as of December 31	$485	$485

Schedule Of Indefinite-Lived Intangible Assets

	December 31
	2011	2012
Cost
Technology	$1,682	$1,938
Brand	607	607
Know-how	452	452
Customer contracts and relationships	6,243	6,243
Total cost	8,984	9,240

Accumulated amortization and impairments
Technology	1,566	1,710
Brand	584	586
Know-how	452	452
Customer contracts and relationships	5,773	5,836
Total Accumulated amortization	8,375	8,584
	$609	$656

Schedule Of Estimated Amortization Expense

December 31
2013	$97
2014	97
2015	97
2016	97
2017 and thereafter	268
$656

Property, Plant And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment, Net [Abstract]
Property, Plant and Equipment, Net

	December 31
	2011	2012
Cost
Land	$454	$461
Leasehold land (1)	272	272
Buildings on leasehold land (1)	4,356	4,356
Buildings	5,303	5,309
Computers, software and manufacturing equipment	13,154	14,444
Office furniture and equipment	1,869	1,958
Motor vehicles	404	570

Total cost	25,812	27,370

Total accumulated depreciation	12,585	14,296

Net book value	$13,227	$13,074

(1)

The leasehold land consists of two plots owned by the Israel Lands Administration.  Rights to leasehold land on the first plot extend over the original period of 49 years ending in the year 2041 with an option to extend for an additional 49 years, and on the second plot for a period of 49 years, which will end in the year 2047 with an option to extend for a further 49 years.  The amount includes payments on account of land development and payments of the capitalization of leasing payments.  The rent for the initial 49-year term of each of these leases was prepaid in its entirety at the beginning of the lease terms as is customary in Israel for leases of property for industrial purposes from the Israel Lands Authority.

Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Current Liabilities [Abstract]
Summary Of Other Current Liabilities

	December 31	December 31
	2011	2012
Employees and related expenses	$1,635	$1,590
Provision for termination of employees(*)	-	4,852
Accrued expenses	1,633	2,305
Customer advances	1,486	1,693
Other current liabilities	561	531

	$5,315	$10,971

                (*) see note 10A

Bank Loans (Tables)	12 Months Ended
Dec. 31, 2012
Bank Loans [Abstract]
Schedule Of Composition Of Long-Term Loans

	December 31	December 31
	2011	2012
Long-term loans	$7,337	$4,389
Less - current maturities	3,311	2,165

	$4,026	$2,224

Schedule Of Repayment Of Long-Term Loans
2013	$2,165
2014	349
2015	325
2016	281
2017	268
Thereafter	1,001

$4,389

Schedule of Short-term Loans, Bank Credit, And Current Maturities

	December 31		December 31
	2011	2012	2011	2012
	%	%
	Interest rate
In NIS	6.96	5.09	$984	$2,081
In USD	4.74	4.13	1,477	2,014
In Euro	5.50	5.50	1,021	1,108
			3,482	5,203
Current maturities of
long-term loans			3,311	2,165

			$6,793	$7,368

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Schedule Of Minimum Future Rentals Of Premises Under Non-cancelable Operating Lease Agreements
2013	$440
2014	300
2015	275
2016	240
2017	183

$1,438

Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule Of Stock Options Activity

	Number of	Weighted
	options	average exercise
	outstanding	price per share
Outstanding – January 1, 2010	2,340,885	2.23
Options granted	1,799,000	0.76
Options cancelled or forfeited	(383,161)	9.42
Options exercised	(1,229,694)	0.06
Outstanding – December 31, 2010	2,527,030	1.16
Options granted	1,663,000	1.04
Options cancelled or forfeited	(235,643)	1.55
Options exercised	(799,230)	0.26
Outstanding – December 31, 2011	3,155,157	1.22
Options granted	650,500	0.72
Options cancelled or forfeited	(768,291)	1.94
Options exercised	(624,250)	0.03
Outstanding – December 31, 2012	2,413,116	1.16

Exercisable as of:
December 31, 2010	1,469,280	$1.17
December 31, 2011	1,749,990	$0.84
December 31, 2012	1,690,616	$1.03

Schedule Of Options Outstanding And Exercisable

	Options outstanding			Options Exercisable
	Number	Weighted		Number	Weighted
	outstanding	average	Weighted	Outstanding	average	Weighted
	as of	remaining	Average	As of	remaining	Average
Range of	December 31,	contractual	Exercise	December 31,	contractual	Exercise
exercise price	2012	life (years)	Price	2012	life (years)	Price
$0.03	614,616	2.45	$0.03	543,616	2.29	$0.03
0.99-1.42	976,500	2.64	1.09	725,000	2.27	1.07
1.67-2.00	336,000	3.79	1.70	120,000	3.38	1.70
2.08-2.58	486,000	2.91	2.37	302,000	2.40	2.40
	2,413,116	2.81		1,690,616	2.39

Schedule Of Warrants Outstanding And Exercisable

	Warrants outstanding
	Number	Weighted
	Outstanding	Average	Weighted
	as of	Remaining	Average
	December 31	Contractual	Exercise
Range of exercise price	2012	Life (Years)	Price
NIS 0.1 (par value)	110,861	4.1	$0.03
$3.75	260,869	3.1	3.75
	371,730		2.64

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Deferred Income Taxes

	December 31	December 31
	2011	2012
Deferred tax assets:
Net operating loss carryforwards	$32,084	$36,841
Goodwill	2,145	1,762
Other	3,414	3,399

Total gross deferred tax assets	37,643	42,002
Less – valuation allowance	(37,643)	(42,002)

Net deferred tax assets	$-	$-

Deferred tax liability -

Intangible assets	(65)	(53)

Net deferred tax liability	$(65)	$(53)

Change In Total Valuation Allowance

	Year ended December 31
	2010	2011	2012
Balance at beginning of year	26,988	27,311	37,643
Additions during the year	481	1,520	4,336
Changes due to amendments to tax laws
and applicable future tax rates, see note 12A(4)	-	8,858	-
Other changes	(158)	(46)	23
Balance at end of year	27,311	37,643	42,002

Schedule Of Current And Deferred Income Taxes

	Year ended December 31
	2010	2011	2012
Current	$(447)	$(288)	$(179)
Deferred	36	19	12

Income tax expenses	$(411)	$(269)	$(167)

Reconciliation Of Income Tax Expense To Israeli Statutory

	Year ended December 31
	2010	2011	2012
Computed "expected" income tax benefit	$646	$1,638	$4,349
Decrease in income tax benefit
resulting from:
Change in valuation allowance, net	(481)	(1,520)	(4,336)
Stock-based compensation related to options
issued to employees	(418)	(235)	(188)
Non-deductible expenses	(220)	(133)	(35)
Other	62	(19)	43

Total income tax expenses	$(411)	$(269)	$(167)

Income (Loss) From Continuing Operations Before Taxes On Income

	Year ended December 31
	2010	2011	2012
Israel	$(3,092)	$(5,580)	$(16,623)
Non-Israel	504	(1,244)	(773)

	$(2,588)	$(6,824)	$(17,396)

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations [Abstract]
Schedule of Results of Discontinued Operations

	Year ended December 31
	2010	2011	2012

Revenues	$1,331	-	-
Expenses	(3,701)	-	-
Other loss	(922)	-	-

Results of the discontinued operations	$(3,292)	$-	$-

Related Party Balances And Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Balances And Transactions [Abstract]
Schedule of Related Party Transactions

	Year ended December 31
	2010	2011	2012

Costs and expenses*	$81	$101	$80

Geographic Information And Major Customers (Tables)	12 Months Ended
Dec. 31, 2012
Geographic Information And Major Customers [Abstract]
Schedule of Revenues by Geographical Areas from External Customers

	Year ended December 31
	2010	2011	2012
Revenues by geographical areas from
external customers
Americas	$30,137	$9,528	$13,815
Far East	1,817	9,214	1,163
Africa	6,368	12,396	9,607
Europe	11,756	16,612	13,170
Total export	50,078	47,750	37,755
Domestic (Israel)	3,549	3,505	2,209

	$53,627	$51,255	$39,964

Schedule of Long Lived Assets by Geographical Areas

	December 31	December 31
	2011	2012
Long lived assets by geographical areas
Domestic (Israel)	$4,486	$4,531
Germany	4,469	4,371
Poland	3,411	3,407
France	391	347
Other	1,564	1,559

	$14,321	$14,215

Schedule of Major Customers by Percentage from Total Revenues

	Year ended December 31
	2010	2011	2012
	%	%	%
Major Customers by percentage from total revenues
Customer A	53%	16%	12%
Customer B	0%	14%	-
Customer C	3%	14%	10%
Customer D	-	-	15%

General (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2011 item	Jan. 31, 2011 Ganis Systems Ltd [Member]	Dec. 31, 2012 Ganis Systems Ltd [Member]	Dec. 31, 2012 CPI Communication Ltd. [Member] item	Jan. 31, 2011 Seven Months Lock Up Period [Member] Ganis Systems Ltd [Member]	Jan. 31, 2011 Twelve Months Lock Up Period [Member] Ganis Systems Ltd [Member]	Jan. 31, 2011 Eighteen Months Lock Up Period [Member] Ganis Systems Ltd [Member]	Jan. 31, 2011 Twenty-four Months Lock Up Period [Member] Ganis Systems Ltd [Member]	Jan. 31, 2011 Technology [Member] Ganis Systems Ltd [Member]	Apr. 30, 2012 Technology [Member] CPI Communication Ltd. [Member]	Jan. 31, 2011 Brand [Member] Ganis Systems Ltd [Member]	Jan. 31, 2011 Customer Contracts And Relationships [Member] Ganis Systems Ltd [Member]
Business Acquisition [Line Items]
Percentage of share capital acquired						100.00%
Purchase price						$ 247
Share based payment						147
Warrants issued to acquiree						90,361
Number of vesting installments						5
Vesting period of warrants						5 years
Purchase price allocation, intangible asset											43	256	28	102
Intangible asset, amortization period						8 years					14 years		12 years	11 years
Cash paid				400		100
Ordinary shares issued				130,521			26,760	34,587	34,587	34,587
Ordinary shares lock-up period							7 months	12 months	18 months	24 months
Possible earn-out payments					450
Earn-out period				3 years
Compensation related to lock-up					116
Number of intangible assets recognized in connection with acquisition			3
Goodwill	$ 485	$ 485		$ 485

Significant Accounting Policies (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]
Unrealized gain on investment	$ 36
Purchased intangible assets, estimated useful life						14 years	3 years
Ordinary shares, par value				0.1	0.1
Outstanding stock options and warrants excluded from calculation of diluted net loss per ordinary share	2,230,730	2,499,475	2,547,530
Severance pay expenses	1,630	1,189	561
Defined contribution plan expenses	412	445	383
Advertising expense	1,607	1,566	1,078
Net loss attributable to non-controlling interest	(168)	(168)	(102)
Non-controlling interest	$ (459)	$ (287)

Significant Accounting Policies (Schedule Of Property Plant And Equipment Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2012
Leasehold land [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	P49Y
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	P25Y
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	P6Y
Maximum [Member] | Computers, Software And Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	P5Y
Maximum [Member] | Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	P16Y
Minimum [Member] | Computers, Software And Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	P3Y
Minimum [Member] | Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	P5Y
Mainly [Member] | Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	Mainly - 10

Significant Accounting Policies (Schedule Of Allowance For Doubtful Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Abstract]
Allowance for doubtful accounts at beginning of year	$ 233	$ 2,832	$ 2,777
Additions charged to allowance for doubtful accounts	319	90	210
Write-downs charged against the allowance	(127)	(2,688)	(181)
Translation differences	6	(1)	26
Allowance for doubtful accounts at end of year	$ 431	$ 233	$ 2,832

Short Term Investments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short Term Investments [Abstract]
Proceeds from sale of investment securities	$ 6,518	$ 3,666
Net realized gains	$ 134	$ 59

Short Term Investments (Schedule Of Short-Term Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Short Term Investments [Abstract]
Investment securities	$ 1,013		$ 4,837
Short-term bank deposits	7,699	[1]	11,115	[1]
Short-term investments	$ 8,712		$ 15,952

[1]	See Note 10C as to restrictions on certain deposits.

Short Term Investments (Schedule Of Investment Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Aggregate cost basis	$ 977	$ 4,821
Available-for-sale Securities, Gross unrealized holding gains	45	58
Available-for-sale Securities, Gross unrealized holding (losses)	(9)	(42)
Aggregate fair value	1,013	4,837
US Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Aggregate cost basis		1,236
Available-for-sale Securities, Gross unrealized holding gains		15
Available-for-sale Securities, Gross unrealized holding (losses)		(2)
Aggregate fair value		1,249
NIS Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Aggregate cost basis	669	642
Available-for-sale Securities, Gross unrealized holding gains	22	16
Available-for-sale Securities, Gross unrealized holding (losses)	(9)	(14)
Aggregate fair value	682	644
Corporate Bond Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Aggregate cost basis	308	2,943
Available-for-sale Securities, Gross unrealized holding gains	23	27
Available-for-sale Securities, Gross unrealized holding (losses)		(26)
Aggregate fair value	$ 331	$ 2,944

Short Term Investments (Schedule Of Maturities Of Debt Securities Available-For-Sale) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Short Term Investments [Abstract]
Due after six months through one year, Cost basis amount	$ 210
Due after one year through five years, Cost basis amount	518
Due after five years through ten years, Cost basis amount	249
Available-for-sale Securities, Cost basis amount, total	977
Due after six months through one year, Fair value	221
Due after one year through five years, Fair value	529
Due after five years through ten years, Cost basis amount	263
Available-for-sale Securities, Fair value, total	$ 1,013

Other Receivables And Prepaid Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Other Receivables And Prepaid Expenses [Abstract]
Government institutions	$ 1,054		$ 625
Prepaid expenses	563		492
Short-term severence pay deposits	574
Receivables under contractual obligations to be transferred to others	2,377	[1]
Other Receivables	781		830
Total other receivables and prepaid expenses	$ 5,349		$ 1,947

[1]	The Company's subsidiary in Poland is required to collect certain fees that are to be transferred to local authorities.

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw materials	$ 2,994	$ 3,087
Work in progress	1,777	2,840
Finished products	2,278	2,269
Inventories	$ 7,049	$ 8,196

Goodwill And Intangible Assets, Net (Schedule Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Goodwill And Intangible Assets, Net [Abstract]
Balance as of January 1		$ 485
Changes during the year - Goodwill resulting from acquisition of business operations combination	485
Balance as of December 31	$ 485	$ 485

Goodwill And Intangible Assets, Net (Schedule Of Intangible Assets, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible assets, Total cost	$ 9,240	$ 8,984
Total Accumulated amortization	8,584	8,375
Intangible assets, net	656	609
Amortization of intangible assets	211	507	575
Technology [Member]
Intangible assets, Total cost	1,938	1,682
Total Accumulated amortization	1,710	1,566
Brand [Member]
Intangible assets, Total cost	607	607
Total Accumulated amortization	586	584
Know-how [Member]
Intangible assets, Total cost	452	452
Total Accumulated amortization	452	452
Customer Contracts And Relationships [Member]
Intangible assets, Total cost	6,243	6,243
Total Accumulated amortization	$ 5,836	$ 5,773

Goodwill And Intangible Assets, Net (Schedule Of Estimated Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Assets, Net [Abstract]
2013	$ 97
2014	97
2015	97
2016	97
2017 and thereafter	268
Intangible assets, net	$ 656	$ 609

Property, Plant And Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total cost	$ 27,370		$ 25,812
Total accumulated depreciation	14,296		12,585
Net book value	13,074		13,227
Depreciation	1,537		1,679		1,553
Land [Member]
Property, Plant and Equipment [Line Items]
Total cost	461		454
Leasehold Land [Member]
Property, Plant and Equipment [Line Items]
Total cost	272	[1]	272	[1]
Buildings On Leasehold Land [Member]
Property, Plant and Equipment [Line Items]
Total cost	4,356	[1]	4,356	[1]
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total cost	5,309		5,303
Computer, Software And Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	14,444		13,154
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	1,958		1,869
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 570		$ 404
First Plot [Member]
Property, Plant and Equipment [Line Items]
Rights to leasehold land, durational period	49 years
Rights to leasehold land durational period, potential extension	49 years
Second Plot [Member]
Property, Plant and Equipment [Line Items]
Rights to leasehold land, durational period	49 years
Rights to leasehold land durational period, potential extension	49 years

[1]	The leasehold land consists of two plots owned by the Israel Lands Administration. Rights to leasehold land on the first plot extend over the original period of 49 years ending in the year 2041 with an option to extend for an additional 49 years, and on the second plot for a period of 49 years, which will end in the year 2047 with an option to extend for a further 49 years. The amount includes payments on account of land development and payments of the capitalization of leasing payments. The rent for the initial 49-year term of each of these leases was prepaid in its entirety at the beginning of the lease terms as is customary in Israel for leases of property for industrial purposes from the Israel Lands Authority.

Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Other Current Liabilities [Abstract]
Employees and related expenses	$ 1,590		$ 1,635
Provision for termination of employees	4,852	[1]
Accrued expenses	2,305		1,633
Customer advances	1,693		1,486
Other current liabilities	531		561
Total other current liabilities	$ 10,971		$ 5,315

[1]	see note 10A

Bank Loans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Interest rates of bank loans	4.50%
Weighted average interest rate of the short term bank credit	4.80%	5.59%
Credit lines used	$ 4,093,000	$ 4,300,000
Annual revenue requirement, under covenant	15,000,000
Cash balance requirement, under covenant	6,000,000
Equity to assets ratio, under covenant	30.00%
Debt covenant terms	Under the covenants definitions, the Company is obligated to meet at least one of the following: (i) annual revenues of $15 million; (ii) operating profit; (iii) cash balances of $6 million; and equity at a level of 30% of the total assets. As of the balance sheet date the Company is in compliance with all of its covenants.
Minimum [Member]
Line of Credit Facility [Line Items]
Interest rates of bank loans	3.90%
Maximum [Member]
Line of Credit Facility [Line Items]
Interest rates of bank loans	8.80%
U.S. Dollar [Member]
Line of Credit Facility [Line Items]
Bank loans	1,541,000
Euro [Member]
Line of Credit Facility [Line Items]
Bank loans	1,090,000
New Israeli Shekel [Member]
Line of Credit Facility [Line Items]
Bank loans	721,000
South African Rand [Member]
Line of Credit Facility [Line Items]
Bank loans	82,000
Polish Zloty [Member]
Line of Credit Facility [Line Items]
Bank loans	$ 955,000

Bank Loans (Schedule Of Composition Of Long-term Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Bank Loans [Abstract]
Total long-term loans	$ 4,389	$ 7,337
Less - current maturities	2,165	3,311
Long-term bank loans, net of current maturities	$ 2,224	$ 4,026

Bank Loans (Summary Of Repayment Dates Of Long-term Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Bank Loans [Abstract]
2013	$ 2,165
2014	349
2015	325
2016	281
2017	268
Thereafter	1,001
Total long-term loans	$ 4,389	$ 7,337

Bank Loans (Schedule Of Short-term Loans, Bank Credit, And Current Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short term loans and bank credit	$ 5,203	$ 3,482
Current maturities of long-term loans	2,165	3,311
Short-term bank credit and current maturities of long-term bank loans	7,368	6,793
New Israeli Shekel [Member]
Short-term debt, interest rate	5.09%	6.96%
Short term loans and bank credit	2,081	984
U.S. Dollar [Member]
Short-term debt, interest rate	4.13%	4.74%
Short term loans and bank credit	2,014	1,477
Euro [Member]
Short-term debt, interest rate	5.50%	5.50%
Short term loans and bank credit	$ 1,108	$ 1,021

Commitments And Contingencies (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Mr. Oded Bashan [Member] USD ($)	Dec. 31, 2012 Mr. Ohad Bashan [Member] USD ($)	Dec. 31, 2012 Director [Member] USD ($)	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]
Loss Contingencies [Line Items]
Percentage of sales paid as royalties	3.50%	3.50%
Grants received, net royalties	$ 4,000
Royalties paid or accrued	375		512	250
Provision for employment agreement					2,272	2,447	133
Rent expense	554		625	1,143
Short term deposits pledged as security	5,700
Guarantees to third parties	4,881
Guarantees expiration date								2015-07	2013-02
Lawsuit, damages sought	$ 375	1,400

Commitments And Contingencies (Schedule Of Minimum Future Rentals Of Premises Under Non-cancelable Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies [Abstract]
2013	$ 440
2014	300
2015	275
2016	240
2017	183
Future minimum rentals	$ 1,438

Equity (Narrative) (Details) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended			24 Months Ended	96 Months Ended
	Nov. 30, 2011	Nov. 14, 2010	Feb. 28, 2001	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2009	Feb. 08, 2011
Shares purchased from exercise of Rights							98,000
Proceeds from exercise of warrants							$ 3
Ordinary shares, shares issued					32,938,011	32,313,761		32,313,761		6,000,000
Sale of stock, price per share										$ 3
Proceeds from public offering				16,619,000
Shares issued to non-employees					130,500	622,000	770,000
Aggregate fair value of options on day of grant					181,000	1,167,000	1,747,000	1,167,000
Dividend yield					0.00%	0.00%
Risk free interest rate					0.76%	1.01%	1.86%
Expected volatility					73.00%	77.00%	74.00%
Stock options granted			75,000		650,500	1,663,000	1,799,000
Increase in option shares	1,000,000	950,000							11,175,000
Option vesting period					4 years
Aggregate intrinsic value of outstanding options					1,130,000
Aggregate intrinsic value of exercisable options					1,040,000
Aggregate intrinsic value of options exercised					1,568,000	2,014,000	3,200,000
Exercise date intrinsic value of options exercised					798,000	1,700,000	2,370,000
Total unrecognized compensation cost related to non-vested share based compensation					408,000
Weighted-average period for cost to be recognized from non-vested share based compensation					1 year 4 months 24 days
Fair value of shares vested in period					1,056,000
Share-based compensation expenses					951,000	1,993,000	3,419,000
Stock repurchase authorized amount								2,000,000
Ordinary shares repurchased in period						616,224	562,475	1,178,699
Payments for Repurchase of Common Stock						$ 864,000	$ 1,136,000	$ 2,000,000
Warrant [Member]
Option vesting period					5 years
Number of warrants issued during period					90,361	260,869
Exercise price of warrants						3.75		3.75
Maximum [Member]
Percent of Ordinary Shares to become Acquiring Person					15.00%
Number of Ordinary Shares availible for purchased for each Right					3
Expected life					5 years	5 years	5 years
Minimum [Member]
Percent of Ordinary Shares to become Acquiring Person					10.00%
Number of Ordinary Shares availible for purchased for each Right					0.5
Expected life					2 years 6 months	2 years 6 months	2 years 6 months

Equity (Schedule Of Stock Options Activity) (Details) (USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2001	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Stock options outstanding		3,155,157	2,527,030	2,340,885
Stock options granted	75,000	650,500	1,663,000	1,799,000
Stock options cancelled or foreeited		(768,291)	(235,643)	(383,161)
Stock options exercised		(624,250)	(799,230)	(1,229,694)
Stock options outstanding		2,413,116	3,155,157	2,527,030
Outstanding, weighted average exercise price		$ 1.22	$ 1.16	$ 2.23
Granted, weighted average exercise price		$ 0.72	$ 1.04	$ 0.76
Cancelled or forfeited, weighted average exercise price		$ 1.94	$ 1.55	$ 9.42
Exercised, weighted average exercise price		$ 0.03	$ 0.26	$ 0.06
Outstanding, weighted average exercise price		$ 1.16	$ 1.22	$ 1.16
Stock options exercisable		1,690,616	1,749,990	1,469,280
Exercisable options weighted average exercise price		$ 1.03	$ 0.84	$ 1.17

Equity (Schedule Of Options Outstanding And Exercisable) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	2,413,116
Weighted average remaining contractual life of options outstanding	2 years 9 months 22 days
Number of exercisable options outstanding	1,690,616
Weighted average remainging cotractual life of exercisable options	2 years 4 months 21 days
Weighted average exercise price of exercisable options	$ 2.64
Range of exercise price, $0.03 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price of options, low	$ 0.03
Range of exercise price of options, high	$ 0.03
Number of options outstanding	614,616
Weighted average remaining contractual life of options outstanding	2 years 5 months 12 days
Weighted average exercise price of options outstanding	$ 0.03
Number of exercisable options outstanding	543,616
Weighted average remainging cotractual life of exercisable options	2 years 3 months 15 days
Weighted average exercise price of exercisable options	$ 0.03
Range of exercise price, $0.99 - $1.42 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price of options, low	$ 0.99
Range of exercise price of options, high	$ 1.42
Number of options outstanding	976,500
Weighted average remaining contractual life of options outstanding	2 years 7 months 21 days
Weighted average exercise price of options outstanding	$ 1.09
Number of exercisable options outstanding	725,000
Weighted average remainging cotractual life of exercisable options	2 years 3 months 7 days
Weighted average exercise price of exercisable options	$ 1.07
Range of exercise price, $1.67 - $2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price of options, low	$ 1.67
Range of exercise price of options, high	$ 2
Number of options outstanding	336,000
Weighted average remaining contractual life of options outstanding	3 years 9 months 15 days
Weighted average exercise price of options outstanding	$ 1.7
Number of exercisable options outstanding	120,000
Weighted average remainging cotractual life of exercisable options	3 years 4 months 17 days
Weighted average exercise price of exercisable options	$ 1.7
Range of exercise price, $2.08 - $2.58 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price of options, low	$ 2.08
Range of exercise price of options, high	$ 2.58
Number of options outstanding	486,000
Weighted average remaining contractual life of options outstanding	2 years 10 months 28 days
Weighted average exercise price of options outstanding	$ 2.37
Number of exercisable options outstanding	302,000
Weighted average remainging cotractual life of exercisable options	2 years 4 months 24 days
Weighted average exercise price of exercisable options	$ 2.4

Equity (Schedule Of Warrants Outstanding And Exercisable) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Warrants outstanding	371,730
Weighted average remainging cotractual life of warrants	2 years 4 months 21 days
Weighted average exercise price of warrants	$ 2.64
NIS 0.1 (Par Value) [Member]
Exercise price of warrants	0.1
Warrants outstanding	110,861
Weighted average remainging cotractual life of warrants	4 years 1 month 6 days
Weighted average exercise price of warrants	$ 0.03
$3.75 [Member]
Exercise price of warrants	3.75
Warrants outstanding	260,869
Weighted average remainging cotractual life of warrants	3 years 1 month 6 days
Weighted average exercise price of warrants	$ 3.75

Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Period of exemption from taxes starting from first year in which company generates taxable income	10 years
Maximum period for beginning of exemption from taxes on income	14 years
Maximum period for beginning of exemption from taxes on income from the date of approval	12 years
Corporate income tax rate	25.00%
Period of benefits for special preferred enterprise	10 years
Corporate income tax rate for dividends distributed out of preferred income to individual shareholders or foreign residents	15.00%
Undistributed earnings of foreign subsidiaries	$ 4,213
Minimum [Member]
Corporate income tax rate	10.00%
Maximum [Member]
Corporate income tax rate	25.00%
Development Area A [Member]
Corporate income tax rate for special preferred enterprise	5.00%
Rest Of The Country [Member]
Corporate income tax rate for special preferred enterprise	8.00%
Israel [Member]
Net operating loss carryforwards	127,066
Non-Israel [Member]
Net operating loss carryforwards	19,235
2011 - 2012 [Member] | Development Area A [Member]
Corporate income tax rate	10.00%
2011 - 2012 [Member] | Rest Of The Country [Member]
Corporate income tax rate	15.00%
2013 - 2014 [Member] | Development Area A [Member]
Corporate income tax rate	7.00%
2013 - 2014 [Member] | Rest Of The Country [Member]
Corporate income tax rate	12.50%
From 2015 [Member] | Development Area A [Member]
Corporate income tax rate	6.00%
From 2015 [Member] | Rest Of The Country [Member]
Corporate income tax rate	12.00%
2009 [Member]
Income tax rate under Economic Efficiency Law	26.00%
2010 [Member]
Income tax rate under Economic Efficiency Law	25.00%
2011 [Member]
Income tax rate under Economic Efficiency Law	24.00%
2012 [Member]
Income tax rate under Economic Efficiency Law	23.00%
2013 [Member]
Income tax rate under Economic Efficiency Law	22.00%
2013 [Member] | Non-Israel [Member]
Net operating loss carryforwards	9
2014 [Member]
Income tax rate under Economic Efficiency Law	21.00%
2014 [Member] | Non-Israel [Member]
Net operating loss carryforwards	41
2015 [Member]
Income tax rate under Economic Efficiency Law	20.00%
2016 [Member] | Non-Israel [Member]
Net operating loss carryforwards	237
From 2016 [Member]
Income tax rate under Economic Efficiency Law	18.00%
2025 [Member] | Non-Israel [Member]
Net operating loss carryforwards	123
2026 [Member] | Non-Israel [Member]
Net operating loss carryforwards	3,206
2027 [Member] | Non-Israel [Member]
Net operating loss carryforwards	533
No Expiration Date [Member] | Non-Israel [Member]
Net operating loss carryforwards	$ 15,086

Income Taxes (Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Deferred tax assets: Net operating loss carryforwards	$ 36,841	$ 32,084
Deferred tax assets: Goodwill	1,762	2,145
Deferred tax assets: Other	3,399	3,414
Total gross deferred tax assets	42,002	37,643
Less - valuation allowance	(42,002)	(37,643)	(27,311)	(26,988)
Net deferred tax assets
Deferred tax liability - Intangible assets	(53)	(65)
Net deferred tax liability	$ (53)	$ (65)

Income Taxes (Changes In Total Valuation Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Balance at beginning of year	$ 37,643	$ 27,311	$ 26,988
Additions during the year	4,336	1,520	481
Changes due to amendments to tax laws and applicable future rates, see note 12A(4)		8,858
Other changes	23	(46)	(158)
Balance at end of year	$ 42,002	$ 37,643	$ 27,311

Income Taxes (Schedule Of Current And Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current	$ (179)	$ (288)	$ (447)
Deferred	12	19	36
Income tax expenses	$ (167)	$ (269)	$ (411)

Income Taxes (Reconciliation Of Income Tax Expense To Israeli Statutory) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Computed "expected" income tax benefit	$ 4,349	$ 1,638	$ 646
Change in valuation allowance, net	(4,336)	(1,520)	(481)
Stock-based compensation related to options issued to employees	(188)	(235)	(418)
Non-deductible expenses	(35)	(133)	(220)
Other	43	(19)	62
Income tax expenses	$ (167)	$ (269)	$ (411)

Income Taxes (Income (Loss) From Continuing Operations Before Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) from continuing operations before taxes on income	$ (17,395)	$ (6,824)	$ (2,588)
Israel [Member]
Income (loss) from continuing operations before taxes on income	(16,623)	(5,580)	(3,092)
Non-Israel [Member]
Income (loss) from continuing operations before taxes on income	$ (773)	$ (1,244)	$ 504

Discontinued Operations (Narrative) (Details) In Thousands, unless otherwise specified	1 Months Ended	24 Months Ended	25 Months Ended
	Dec. 31, 2009 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)
Discontinued Operations [Abstract]
Proceeds from sale of certain assets and production intellectual property	€ 5,000	€ 3,500	$ 12,253	€ 8,500

Discontinued Operations (Schedule of Results of Discontinued Operations) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations [Abstract]
Revenues			$ 1,331,000
Expenses			(3,701,000)
Other loss			(922,000)
Results of the discontinued operations			$ (3,292,000)

Related Party Balances And Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Balances And Transactions [Abstract]
Costs and expenses	$ 80,000	[1]	$ 101,000	[1]	$ 81,000	[1]

[1]	Cost and expenses relate to services provided to the Company by related parties.

Geographic Information And Major Customers (Revenues by Geographical Areas from External Customers) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 39,964,000	$ 51,255,000	$ 53,627,000
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	13,815,000	9,528,000	30,137,000
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,163,000	9,214,000	1,817,000
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,607,000	12,396,000	6,368,000
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	13,170,000	16,612,000	11,756,000
Total Export [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	37,755,000	47,750,000	50,078,000
Domestic (Israel) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,209,000	$ 3,505,000	$ 3,549,000

Geographic Information And Major Customers (Long Lived Assets by Geographical Areas) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 14,215,000	$ 14,321,000
Domestic (Israel) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	4,531,000	4,486,000
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	4,371,000	4,469,000
Poland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	3,407,000	3,411,000
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	347,000	391,000
Other Geographical Area [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 1,559,000	$ 1,564,000

Geographic Information And Major Customers (Revenues by Geographical Areas from External Customers and Long Lived Assets by Geographical Areas) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenues, percentage	12.00%	16.00%	53.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues, percentage		14.00%	0.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Revenues, percentage	10.00%	14.00%	3.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Revenues, percentage	15.00%